UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                              SEMI - ANNUAL REPORT

                        Hancock Horizon Family of Funds

                                   (GRAPHIC)

                                  JULY 31, 2008
                       The Advisors' Inner Circle Fund II

                                                    (HANCOCK HORIZON FUNDS LOGO)
Hancock Horizon Family of Funds                        JULY 31, 2008 (UNAUDITED)

                               TABLE OF CONTENTS

FINANCIAL STATEMENTS
Disclosure of Fund Expenses ...............................................    2
Schedules of Investments ..................................................    3
Statements of Assets and Liabilities ......................................   17
Statements of Operations ..................................................   19
Statements of Changes in Net Assets .......................................   20
Financial Highlights ......................................................   24
Notes to Financial Statements .............................................   36
Approval of Investment Advisory Agreements ................................   45

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1.888.346.6300; and (ii) on the Commission's website at http://www.sec.gov.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, 12b-1 fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN -- This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the "Expenses Paid During Period" column.

- HYPOTHETICAL 5% RETURN -- This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment. Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your cost would have been higher.

                                           BEGINNING     ENDING                 EXPENSES
                                            ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                             VALUE       VALUE       EXPENSE     DURING
                                             2/1/08     7/31/08      RATIOS      PERIOD*
                                           ---------   ---------   ----------   --------
PRIME MONEY MARKET FUND
ACTUAL FUND RETURN
Trust Class ............................   $1,000.00   $1,001.30      0.23%      $ 1.15
HYPOTHETICAL 5% RETURN
Trust Class ............................   $1,000.00   $1,023.72      0.23%      $ 1.16

TREASURY SECURITIES MONEY MARKET FUND
ACTUAL FUND RETURN
Trust Class ............................   $1,000.00   $1,007.80      0.58%      $ 2.90
Institutional Sweep Class ..............    1,000.00    1,006.50      0.83%        4.14
Class A ................................    1,000.00    1,005.30      1.08%        5.38
HYPOTHETICAL 5% RETURN
Trust Class ............................   $1,000.00   $1,021.98      0.58%      $ 2.92
Institutional Sweep Class ..............    1,000.00    1,020.74      0.83%        4.17
Class A ................................    1,000.00    1,019.49      1.08%        5.42

STRATEGIC INCOME BOND FUND
ACTUAL FUND RETURN
Trust Class ............................   $1,000.00   $  991.70      0.75%      $ 3.71
Class A ................................    1,000.00      991.10      1.00%        4.95
Class C ................................    1,000.00      987.00      1.75%        8.65
HYPOTHETICAL 5% RETURN
Trust Class ............................   $1,000.00   $1,021.13      0.75%      $ 3.77
Class A ................................    1,000.00    1,019.89      1.00%        5.02
Class C ................................    1,000.00    1,016.16      1.75%        8.77

VALUE FUND
ACTUAL FUND RETURN
Trust Class ............................   $1,000.00   $  978.20      1.03%      $ 5.07
Class A ................................    1,000.00      977.40      1.28%        6.29
Class C ................................    1,000.00      973.70      2.03%        9.96
HYPOTHETICAL 5% RETURN
Trust Class ............................   $1,000.00   $1,019.74      1.03%      $ 5.17
Class A ................................    1,000.00    1,018.50      1.28%        6.42
Class C ................................    1,000.00    1,014.77      2.03%       10.17

GROWTH FUND
ACTUAL FUND RETURN
Trust Class ............................   $1,000.00   $  942.80      1.06%      $ 5.12
Class A ................................    1,000.00      941.80      1.31%        6.32
Class C ................................    1,000.00      938.80      2.06%        9.93
HYPOTHETICAL 5% RETURN
Trust Class ............................   $1,000.00   $1,019.59      1.06%      $ 5.32
Class A ................................    1,000.00    1,018.35      1.31%        6.57
Class C ................................    1,000.00    1,014.62      2.06%       10.32

BURKENROAD FUND
ACTUAL FUND RETURN
Class A ................................   $1,000.00   $1,134.80      1.40%      $ 7.43
Class D ................................    1,000.00    1,133.30      1.65%        8.75
HYPOTHETICAL 5% RETURN
Class A ................................   $1,000.00   $1,017.90      1.40%      $ 7.02
Class D ................................    1,000.00    1,016.66      1.65%        8.27

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                                                    (HANCOCK HORIZON FUNDS LOGO)
SCHEDULES OF INVESTMENTS                               JULY 31, 2008 (UNAUDITED)

PRIME MONEY MARKET FUND

                                   (PIE CHART)

REPURCHASE AGREEMENTS   76.3%
COMMERCIAL PAPER        23.7%

% of Total Portfolio Investments

                                                          FACE AMOUNT    VALUE
DESCRIPTION                                                  (000)       (000)
-----------                                               -----------   --------
COMMERCIAL PAPER (A) -- 23.8%
   Banks -- 10.6%
   Bank of Scotland
      2.593%, 08/04/08                                      $  1,000    $  1,000
   DnB Bank 144A
      2.666%, 09/05/08                                         1,000         998
   Societe Generale North America
      2.818%, 09/19/08                                         1,000         996
   Wells Fargo
      2.365%, 08/29/08                                         1,000         998
                                                                        --------
   TOTAL BANKS                                                             3,992
                                                                        --------
   Financial Services -- 13.2%
   AIG Funding
      2.810%, 10/20/08                                         1,000         994
   American General Finance
      2.597%, 09/02/08                                         1,000         998
   General Electric Capital
      2.401%, 08/25/08                                         1,000         998
   Merrill Lynch
      2.611%, 09/19/08                                         1,000         996
   Toronto-Dominion Holdings USA 144A
      2.458%, 08/01/08                                         1,000       1,000
                                                                        --------
   TOTAL FINANCIAL SERVICES                                                4,986
                                                                        --------
   TOTAL COMMERCIAL PAPER (COST $8,978)                                    8,978
                                                                        --------
REPURCHASE AGREEMENTS (B) -- 76.4%
   Lehman Brothers
      2.050%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price $14,332,306,
      (collateralized by Agency Bond, par value
      $26,385,000, 9.375%, 10/15/20; with a
      total market value of $14,619,137)                      14,331      14,331
   U.S. PaineWebber
      2.070%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price $14,500,834,
      (collateralized by U.S. Government Discount
      Note, par value $14,920,000, 0.000%, 11/28/08;
      with a total market value of $14,794,673)               14,500      14,500
                                                                        --------
   TOTAL REPURCHASE AGREEMENTS (COST $28,831)                             28,831
                                                                        --------
   TOTAL INVESTMENTS -- 100.2% (COST $37,809)                           $ 37,809
                                                                        --------

Percentages are based on net assets $37,736 (000).

(A)  The rate reported is the 7-day effective yield at time of purchase.

(B)  Tri-Party Repurchase Agreement.

144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2008, the value of these securities amounted to $1,998 (000), representing 5.3% of the net assets of the Fund.

The accompanying notes are an integral part of the financial statements.

SCHEDULES OF INVESTMENTS

TREASURY SECURITIES MONEY MARKET FUND

                                  (PIE CHART)

U.S. TREASURY OBLIGATIONS   40.6%
REPURCHASE AGREEMENTS       59.4%

% of Total Portfolio Investments

                                                          FACE AMOUNT    VALUE
DESCRIPTION                                                  (000)       (000)
-----------                                               -----------   --------
U.S. TREASURY OBLIGATIONS -- 40.7%
   U.S. Treasury Bills (A)
      1.798%, 08/14/08                                      $ 50,000    $ 49,968
      1.756%, 08/28/08                                        70,000      69,908
      1.877%, 09/18/08                                        30,000      29,925
      1.773%, 12/18/08                                        50,000      49,660
                                                                        --------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $199,461)                       199,461
                                                                        --------
REPURCHASE AGREEMENTS (B) -- 59.5%
   ABN Amro
      2.070%, dated 07/31/08, to be repurchased
      on 08/01/08, repurchase price $100,005,750,
      (collateralized by various U.S. Treasury
      Inflation Note, par value $61,913,600,
      3.625%, 04/15/28; with a total market
      value of $102,000,116)                                 100,000     100,000
   Deutsche Bank
      2.050%, dated 07/31/08, to to be repurchased
      on 08/01/08, repurchase price $100,005,694,
      (collateralized by various U.S. Treasury Notes,
      par value ranging $12,616,400-$62,281,000,
      2.375%-4.500%, 09/30/09-01/15/25; with a
      total market value of $102,000,095)                    100,000     100,000
   JPMorgan
      2.000%, dated 07/31/08, to be repurchased
      on 08/01/08, repurchase price $91,859,060,
      (collateralized by a U.S. Treasury Inflation
      Note, par value $91,420,000, 3.625%, 10/31/09;
      with a total market value of $93,691,101)               91,854      91,854
                                                                        --------
   TOTAL REPURCHASE AGREEMENTS (COST $291,854)                           291,854
                                                                        --------
   TOTAL INVESTMENTS -- 100.2% (COST $491,315)                          $491,315
                                                                        --------

Percentages are based on net assets $490,487 (000).

(A)  The rate reported is the effective yield at time of purchase.

(B)  Tri-Party Repurchase Agreements.

The accompanying notes are an integral part of the financial statements.

                                                    (HANCOCK HORIZON FUNDS LOGO)
SCHEDULES OF INVESTMENTS                               JULY 31, 2008 (UNAUDITED)

STRATEGIC INCOME BOND FUND

                                   (PIE CHART)

U.S. GOVERNMENT AGENCY OBLIGATIONS            35.1%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS   27.5%
CORPORATE BONDS                               27.4%
EXCHANGE TRADED FUNDS                          5.8%
CASH EQUIVALENT                                2.9%
MUNICIPAL BOND                                 0.9%
U.S. TREASURY OBLIGATIONS                      0.4%

% of Total Portfolio Investments

                                                          FACE AMOUNT    VALUE
DESCRIPTION                                                  (000)       (000)
-----------                                               -----------   --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 39.5%
   FFCB
      5.540%, 11/07/16                                      $  1,500    $  1,600
      4.450%, 06/01/15                                         2,500       2,515
   FHLB
      5.250%, 06/10/11                                         3,000       3,138
      5.200%, 02/26/18                                         2,000       1,974
      5.125%, 06/11/38                                         1,500       1,478
      5.000%, 12/09/16                                         1,000       1,030
      5.000%, 11/17/17                                         1,000       1,026
      5.000%, 12/08/17                                         1,000       1,026
      4.750%, 03/13/09                                         1,000       1,012
      4.750%, 12/09/11                                         1,500       1,546
      4.625%, 11/21/08                                         1,000       1,006
      4.500%, 06/21/10                                         1,500       1,536
      4.000%, 11/13/09                                         2,000       2,025
      3.550%, 01/14/10                                         2,000       2,008
      3.200%, 07/02/09                                         2,000       2,002
   FHLMC
      7.000%, 03/15/10                                         1,500       1,593
      5.250%, 04/18/16                                         1,000       1,049
      5.125%, 08/23/10                                         2,000       2,076
      4.750%, 01/18/11                                         3,000       3,097
      4.500%, 01/15/15                                         4,000       4,044
   FNMA
      6.250%, 05/15/29                                         1,500       1,697
      5.500%, 03/15/11                                         1,500       1,577
      5.250%, 08/01/12                                         1,000         981
      5.000%, 09/18/09 (A)                                     1,500       1,534
      5.000%, 02/13/17                                           500         514
      5.000%, 11/01/21                                         1,781       1,751
      4.140%, 02/04/15                                         2,000       1,962
                                                                        --------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $46,119)                46,797
                                                                        --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 27.3%
   FHLMC
      7.000%, 12/01/14                                             6           6
      7.000%, 04/01/15                                             9          10
      5.500%, 08/01/21                                         1,184       1,188
      5.500%, 10/01/36                                         1,342       1,314
      5.000%, 01/01/13                                         1,117       1,132
      5.000%, 10/01/16                                           416         413
      5.000%, 04/01/22                                         1,622       1,594
      5.000%, 04/01/23                                         1,174       1,152
      4.375%, 07/17/15                                         1,500       1,499
   FNMA
      7.500%, 04/01/15                                            --          --
      7.500%, 12/01/30                                            27          29
      7.000%, 12/01/09                                             3           3
      6.500%, 01/01/32                                           185         192
      6.000%, 08/01/35                                         1,610       1,622
      6.000%, 05/01/36                                         1,118       1,125
      6.000%, 07/01/36                                         1,057       1,064
      5.500%, 06/01/25                                         1,798       1,785
      5.500%, 10/01/34                                           584         574
      5.500%, 01/01/36                                         1,243       1,218
      5.500%, 02/01/36                                         1,989       1,950
      5.500%, 04/01/36                                         1,213       1,189
      5.000%, 10/01/18                                           329         327
      5.000%, 12/01/18                                           400         397
      5.000%, 05/01/38                                         1,989       1,891
      4.500%, 07/01/18                                           922         898
      4.000%, 09/01/10                                           761         758
   GNMA
      7.500%, 08/15/12                                             8           8
      7.500%, 09/15/13                                             7           7
      7.500%, 12/20/29                                             3           3
      6.500%, 09/15/13                                            23          24
      6.500%, 04/15/14                                             8           9
      6.500%, 03/15/31                                            32          33

SCHEDULES OF INVESTMENTS

STRATEGIC INCOME BOND FUND

                                                          FACE AMOUNT    VALUE
DESCRIPTION                                                  (000)       (000)
-----------                                               -----------   --------
   GNMA (CONTINUED)
      6.500%, 07/15/31                                      $    405    $    419
      6.000%, 05/15/28                                             3           3
      6.000%, 09/15/34                                           511         519
      6.000%, 11/15/34                                           228         231
      6.000%, 12/15/34                                           250         254
      5.500%, 01/15/36                                         1,507       1,497
      5.500%, 04/15/36                                         1,177       1,169
      5.000%, 09/15/17                                           267         267
      5.000%, 12/15/17                                           362         362
      5.000%, 10/15/18                                            34          34
      5.000%, 11/15/18                                            26          26
      5.000%, 01/15/19                                           633         632
      5.000%, 03/15/33                                            42          41
      5.000%, 04/15/33                                            21          20
      5.000%, 06/15/33                                            72          70
      5.000%, 04/15/38                                         2,473       2,392
      4.500%, 02/15/20                                         1,075       1,044
                                                                        --------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (COST $32,669)       32,394
                                                                        --------
CORPORATE BONDS -- 22.5%
   Aerospace & Defense -- 2.0%
   General Dynamics
      4.500%, 08/15/10                                         1,000       1,023
   Honeywell International
      5.300%, 03/01/18                                         1,400       1,367
                                                                        --------
   TOTAL AEROSPACE & DEFENSE                                               2,390
                                                                        --------
   Agriculture -- 1.6%
   Cargill 144A
      4.375%, 06/01/13                                         2,000       1,892
                                                                        --------
   TOTAL AGRICULTURE                                                       1,892
                                                                        --------
   Banks -- 0.8%
   Citigroup
      5.300%, 01/07/16                                         1,000         924
                                                                        --------
   TOTAL BANKS                                                               924
                                                                        --------
   Building & Construction -- 1.1%
   CRH America
      8.125%, 07/15/18                                         1,300       1,313
                                                                        --------
   TOTAL BUILDING & CONSTRUCTION                                           1,313
                                                                        --------
   Chemicals -- 1.7%
   Dow Chemical
      6.000%, 10/01/12                                         1,000       1,023
   E.I. Du Pont de Nemours
      4.125%, 04/30/10                                         1,000       1,009
                                                                        --------
   TOTAL CHEMICALS                                                         2,032
                                                                        --------
   Electrical Services & Equipment -- 1.8%
   Pacificorp
      6.900%, 11/15/11                                           793         847
   PSEG Power
      3.750%, 04/01/09                                         1,300       1,299
                                                                        --------
   TOTAL ELECTRICAL SERVICES & EQUIPMENT                                   2,146
                                                                        --------
   Electrical Utilities -- 0.8%
   Northeast Utilities
      5.650%, 06/01/13                                         1,000         995
                                                                        --------
   TOTAL ELECTRICAL UTILITIES                                                995
                                                                        --------
   Financial Services -- 4.5%
   Boeing Capital
      6.500%, 02/15/12                                         1,000       1,055
   Ford Motor Credit
      7.375%, 02/01/11                                           650         524
   General Electric Capital MTN, Ser A
      6.875%, 11/15/10                                           500         530
   Lehman Brothers Holdings
      6.875%, 05/02/18                                         1,500       1,408
   Merrill Lynch
      6.050%, 05/16/16                                         1,000         910
   Morgan Stanley
      5.550%, 04/27/17                                           970         848
                                                                        --------
   TOTAL FINANCIAL SERVICES                                                5,275
                                                                        --------
   Food, Beverage & Tobacco -- 0.5%
   Campbell Soup
      6.750%, 02/15/11                                           500         529
                                                                        --------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            529
                                                                        --------
   Medical Products & Services -- 1.6%
   Humana
      7.200%, 06/15/18                                         1,425       1,383
   Medco Health Solutions
      7.250%, 08/15/13                                           500         524
                                                                        --------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       1,907
                                                                        --------

                                                    (Hancock Horizon Funds LOGO)
SCHEDULES OF INVESTMENTS                               JULY 31, 2008 (UNAUDITED)

STRATEGIC INCOME BOND FUND (CONCLUDED)

                                                          FACE AMOUNT    VALUE
DESCRIPTION                                              (000)/SHARES    (000)
-----------                                              ------------   --------
   Oil Exploration & Production -- 0.7%
   Anadarko Petroleum
      5.000%, 10/01/12                                     $     850    $    825
                                                                        --------
   TOTAL OIL EXPLORATION & PRODUCTION                                        825
                                                                        --------
   Printing & Publishing -- 0.8%
   Gannett
      5.750%, 06/01/11                                         1,000         960
                                                                        --------
   TOTAL PRINTING & PUBLISHING                                               960
                                                                        --------
   Retail -- 2.5%
   Target
      5.375%, 05/01/17                                         1,000         973
      5.375%, 06/15/09                                           500         510
   Wal-Mart Stores
      4.000%, 01/15/10                                         1,000       1,010
   Yum! Brands
      6.250%, 04/15/16                                           500         485
                                                                        --------
   TOTAL RETAIL                                                            2,978
                                                                        --------
   Telephones & Telecommunication -- 1.7%
   BellSouth
      6.000%, 10/15/11                                         1,000       1,033
   SBC Communications
      5.875%, 08/15/12                                         1,000       1,030
                                                                        --------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    2,063
                                                                        --------
   Utilities -- 0.4%
   Alabama Power
      5.375%, 10/01/08                                           500         501
                                                                        --------
   TOTAL UTILITIES                                                           501
                                                                        --------
   TOTAL CORPORATE BONDS (COST $27,293)                                   26,730
                                                                        --------
EXCHANGE TRADED FUNDS -- 5.8%
   iShares iBoxx High Yield Fund                               8,000         751
   iShares iBoxx Investment Grade Corporate Bond Fund         59,958       6,078
                                                                        --------
   TOTAL EXCHANGE TRADED FUNDS (COST $7,018)                               6,829
                                                                        --------
CASH EQUIVALENT (B) (C) -- 2.9%
   Hancock Horizon Prime Money Market Fund, 2.020%          3,393,655      3,394
                                                                        --------
   TOTAL CASH EQUIVALENT (COST $3,394)                                     3,394
                                                                        --------

                                                          FACE AMOUNT    VALUE
DESCRIPTION                                                  (000)       (000)
-----------                                               -----------   --------
MUNICIPAL BOND -- 0.8%
   State of California
      5.250%, 08/01/38                                     $   1,000    $    998
                                                                        --------
   TOTAL MUNICIPAL BOND (COST $992)                                          998
                                                                        --------
U.S. TREASURY OBLIGATIONS -- 0.4%
   U.S. Treasury Bond
      4.375%, 02/15/38                                           250         241
   U.S. Treasury Note
      3.500%, 12/15/09                                           250         254
                                                                        --------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $500)                               495
                                                                        --------
   TOTAL INVESTMENTS -- 99.2% (COST $117,985)                           $117,637
                                                                        --------

Percentages are based on net assets $118,624 (000).

(A) Step Bond -- The rate reflected on the Schedule of Investments is the effective rate on July 31, 2008. The coupon on a step bond changes on a specific date.

(B) The rate shown is the 7-day effective yield as of July 31, 2008.

(C) Investment in affiliated company (see Note 3).

FFCB  -- Federal Farm Credit Bank

FHLB  -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA  -- Federal National Mortgage Association

GNMA  -- Government National Mortgage Association

MTN   -- Medium Term Note

Ser   -- Series

144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2008, the value of these securities amounted to $1,892 (000s), representing 1.6% of the net assets of the Fund.

Amounts designated as "--" are $0 (000) or have been rounded to $0 (000).

The accompanying notes are an integral part of the financial statements.

SCHEDULES OF INVESTMENTS

VALUE FUND

                                   (PIE CHART)

INFORMATION TECHNOLOGY        1.5%
TELECOMMUNICATION SERVICES    1.5%
INDUSTRIALS                  18.6%
ENERGY                       14.2%
UTILITIES                    12.4%
FINANCIALS                   12.1%
MATERIALS                    11.9%
CONSUMER STAPLES              9.5%
CONSUMER DISCRETIONARY        7.3%
HEALTH CARE                   7.1%
CASH EQUIVALENT               3.9%

% of Total Portfolio Investments

                                                                          VALUE
DESCRIPTION                                                   SHARES      (000)
-----------                                                 ---------   --------
COMMON STOCK -- 96.0%
   Advertising Agencies -- 1.3%
      Omnicom Group                                            47,000   $  2,006
                                                                        --------
   TOTAL ADVERTISING AGENCIES                                              2,006
                                                                        --------
   Aerospace & Defense -- 4.4%
      Lockheed Martin                                          25,000      2,608
      Raytheon                                                 46,000      2,619
      Rockwell Collins                                         36,000      1,789
                                                                        --------
   TOTAL AEROSPACE & DEFENSE                                               7,016
                                                                        --------
   Agriculture -- 4.4%
      CF Industries Holdings                                   20,000      3,269
      Monsanto                                                 32,000      3,812
                                                                        --------
   TOTAL AGRICULTURE                                                       7,081
                                                                        --------
   Automotive -- 1.3%
      Johnson Controls                                         69,000      2,081
                                                                        --------
   TOTAL AUTOMOTIVE                                                        2,081
                                                                        --------
   Banks -- 2.6%
      Bank of New York Mellon                                  55,000      1,953
      State Street                                             30,000      2,149
                                                                        --------
   TOTAL BANKS                                                             4,102
                                                                        --------
   Chemicals -- 3.2%
      Eastman Chemical                                         38,000      2,278
      Praxair                                                  30,000      2,812
                                                                        --------
   TOTAL CHEMICALS                                                         5,090
                                                                        --------
   Cosmetics & Toiletries -- 1.5%
      Colgate Palmolive                                        33,000      2,451
                                                                        --------
   TOTAL COSMETICS & TOILETRIES                                            2,451
                                                                        --------
   Drugs -- 5.7%
      Abbott Laboratories                                      46,000      2,592
      Eli Lilly                                                45,000      2,120
      Johnson & Johnson                                        36,000      2,465
      Pfizer                                                   99,000      1,848
                                                                        --------
   TOTAL DRUGS                                                             9,025
                                                                        --------
   Electrical Utilities -- 11.1%
      American Electric Power                                  65,000      2,567
      Duke Energy                                             140,000      2,461
      FPL Group                                                50,000      3,226
      MDU Resources Group                                      83,000      2,649
      Public Service Enterprise                                52,000      2,174
      SCANA                                                    62,000      2,244
      Southern                                                 66,000      2,336
                                                                        --------
   TOTAL ELECTRICAL UTILITIES                                             17,657
                                                                        --------
   Financial Services -- 1.6%
      Northern Trust                                           32,000      2,501
                                                                        --------
   TOTAL FINANCIAL SERVICES                                                2,501
                                                                        --------
   Food, Beverage & Tobacco -- 8.0%
      Coca-Cola                                                50,000      2,575
      General Mills                                            40,000      2,576
      Hormel Foods                                             56,000      2,026
      Kroger                                                   90,000      2,545
      Molson Coors Brewing, Cl B                               55,000      2,968
                                                                        --------
   TOTAL FOOD, BEVERAGE & TOBACCO                                         12,690
                                                                        --------

                                                    (HANCOCK HORIZON FUNDS LOGO)
SCHEDULES OF INVESTMENTS                               JULY 31, 2008 (UNAUDITED)

VALUE FUND

                                                                          VALUE
DESCRIPTION                                                   SHARES      (000)
-----------                                                 ---------   --------
   Gas & Natural Gas -- 1.3%
       Energen                                                 35,000   $  2,107
                                                                        --------
   TOTAL GAS & NATURAL GAS                                                 2,107
                                                                        --------
   Industrials -- 4.0%
      Cummins                                                  35,000      2,322
      Emerson Electric                                         48,000      2,337
      Nucor                                                    31,000      1,774
                                                                        --------
   TOTAL INDUSTRIALS                                                       6,433
                                                                        --------
   Insurance -- 6.8%
      ACE                                                      44,000      2,231
      Chubb                                                    48,000      2,306
      Hartford Financial Services Group                        26,000      1,648
      Metlife                                                  38,000      1,929
      Unum Group                                              110,000      2,658
                                                                        --------
   TOTAL INSURANCE                                                        10,772
                                                                        --------
   Investment Management Companies -- 1.1%
      Federated Investors, Cl B                                55,000      1,807
                                                                        --------
   TOTAL INVESTMENT MANAGEMENT COMPANIES                                   1,807
                                                                        --------
   Machinery -- 3.1%
      Flowserve                                                22,000      2,934
      Parker Hannifin                                          33,000      2,035
                                                                        --------
   TOTAL MACHINERY                                                         4,969
                                                                        --------
   Managed Health Care -- 1.4%
      Aetna                                                    55,000      2,256
                                                                        --------
   TOTAL MANAGED HEALTH CARE                                               2,256
                                                                        --------
   Manufacturing -- 2.8%
      3M                                                       32,000      2,253
      Eaton                                                    30,000      2,131
                                                                        --------
   TOTAL MANUFACTURING                                                     4,384
                                                                        --------
   Metals & Mining -- 4.4%
      Alcoa                                                    78,000      2,633
      Newmont Mining                                           50,000      2,398
      Precision Castparts                                      22,000      2,055
                                                                        --------
   TOTAL METALS & MINING                                                   7,086
                                                                        --------
   Oil Drilling & Refining -- 2.0%
      ENSCO International                                      45,000      3,111
                                                                        --------
   TOTAL OIL DRILLING & REFINING                                           3,111
                                                                        --------
   Petroleum & Fuel Products -- 4.8%
      Apache                                                   22,000      2,467
      Halliburton                                              62,000      2,779
      Occidental Petroleum                                     30,000      2,365
                                                                        --------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         7,611
                                                                        --------
   Petroleum Refining -- 7.5%
      ConocoPhillips                                           40,000      3,264
      Exxon Mobil                                              27,000      2,171
      Hess                                                     35,000      3,549
      Murphy Oil                                               37,000      2,950
                                                                        --------
   TOTAL PETROLEUM REFINING                                               11,934
                                                                        --------
   Retail -- 4.8%
      Genuine Parts                                            59,000      2,367
      Lowe's                                                   98,000      1,991
      McDonald's                                               54,000      3,229
                                                                        --------
   TOTAL RETAIL                                                            7,587
                                                                        --------
   Semi-Conductors & Instruments -- 1.5%
      Microchip Technology                                     75,000      2,395
                                                                        --------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                     2,395
                                                                        --------
   Telephones & Telecommunication -- 1.4%
      AT&T                                                     75,000      2,311
                                                                        --------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    2,311
                                                                        --------
   Transportation Services -- 1.9%
      CSX                                                      46,000      3,109
                                                                        --------
   TOTAL TRANSPORTATION SERVICES                                           3,109
                                                                        --------
   Utilities -- 2.1%
      Ametek                                                   70,000      3,350
                                                                        --------
   TOTAL UTILITIES                                                         3,350
                                                                        --------
   TOTAL COMMON STOCK (COST $139,267)                                    152,922
                                                                        --------

SCHEDULES OF INVESTMENTS

VALUE FUND (CONCLUDED)

                                                                          VALUE
DESCRIPTION                                                   SHARES      (000)
-----------                                                 ---------   --------
CASH EQUIVALENT (A) (B) -- 3.9%
   Hancock Horizon Prime Money
      Market Fund, 2.020%                                   6,266,412   $  6,266
                                                                        --------
   TOTAL CASH EQUIVALENT (COST $6,266)                                     6,266
                                                                        --------
   TOTAL INVESTMENTS -- 99.9% (COST $145,533)                           $159,188
                                                                        --------

Percentages are based on net assets $159,298 (000).

(A)  The rate shown is the 7-day effective yield as of July 31, 2008.

(B)  Investment in affiliated company (see Note 3).

Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                                    (Hancock Horizon Funds LOGO)
SCHEDULES OF INVESTMENTS                               JULY 31, 2008 (UNAUDITED)

GROWTH FUND

                                   (PIE CHART)

CASH EQUIVALENT               0.2%
INFORMATION TECHNOLOGY       28.4%
HEALTH CARE                  20.1%
INDUSTRIALS                  16.6%
CONSUMER DISCRETIONARY       16.5%
ENERGY                        7.5%
CONSUMER STAPLES              4.8%
FINANCIALS                    4.3%
TELECOMMUNICATION SERVICES    1.6%

% of Total Portfolio Investments

                                                                          VALUE
DESCRIPTION                                                   SHARES      (000)
-----------                                                 ---------   --------
COMMON STOCK -- 99.8%
   Aerospace & Defense -- 1.5%
      United Technologies                                      20,000   $  1,280
                                                                        --------
   TOTAL AEROSPACE & DEFENSE                                               1,280
                                                                        --------
   Automotive -- 3.8%
      Autozone*                                                12,000      1,564
      Harsco                                                   30,000      1,623
                                                                        --------
   TOTAL AUTOMOTIVE                                                        3,187
                                                                        --------
   Beauty Products -- 1.5%
      Alberto-Culver, Cl B                                     48,000      1,288
                                                                        --------
   TOTAL BEAUTY PRODUCTS                                                   1,288
                                                                        --------
   Computer & Electronics Retail -- 1.5%
      Best Buy                                                 31,000      1,231
                                                                        --------
   TOTAL COMPUTER & ELECTRONICS RETAIL                                     1,231
                                                                        --------
   Computers & Services -- 11.2%
      CommScope*                                               29,000      1,293
      Corning                                                  52,000      1,040
      Hewlett-Packard                                          35,000      1,568
      International Business Machines                          14,000      1,792
      Microsoft                                                46,000      1,183
      Western Digital*                                         47,000      1,353
      Zebra Technologies, Cl A*                                38,000      1,171
                                                                        --------
   TOTAL COMPUTERS & SERVICES                                              9,400
                                                                        --------
   Consumer Products -- 1.8%
      Nike, Cl B                                               26,000      1,526
                                                                        --------
   TOTAL CONSUMER PRODUCTS                                                 1,526
                                                                        --------
   Correctional Institutions -- 1.6%
      Brink's                                                  20,000      1,379
                                                                        --------
   TOTAL CORRECTIONAL INSTITUTIONS                                         1,379
                                                                        --------
   Data Processing & Outsourced Services -- 1.6%
      Computer Sciences*                                       28,000      1,326
                                                                        --------
   TOTAL DATA PROCESSING & OUTSOURCED SERVICES                             1,326
                                                                        --------
   Drug Retail -- 1.7%
      CVS                                                      39,000      1,424
                                                                        --------
   TOTAL DRUG RETAIL                                                       1,424
                                                                        --------
   Drugs -- 2.3%
      Medco Health Solutions*                                  38,000      1,884
                                                                        --------
   TOTAL DRUGS                                                             1,884
                                                                        --------
   Electronic Components & Equipment -- 3.9%
      Amphenol, Cl A                                           42,000      2,002
      Avnet*                                                   46,000      1,254
                                                                        --------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                 3,256
                                                                        --------
   Engineering Services -- 1.7%
      Fluor                                                    18,000      1,464
                                                                        --------
   TOTAL ENGINEERING SERVICES                                              1,464
                                                                        --------
   Entertainment -- 2.8%
      Viacom, Cl B*                                            34,000        949
      Walt Disney                                              45,000      1,366
                                                                        --------
   TOTAL ENTERTAINMENT                                                     2,315
                                                                        --------
   Financial Services -- 3.0%
      Goldman Sachs Group                                       5,000        920
      T Rowe Price Group                                       27,000      1,616
                                                                        --------
   TOTAL FINANCIAL SERVICES                                                2,536
                                                                        --------

SCHEDULES OF INVESTMENTS

GROWTH FUND (CONCLUDED)

                                                                          VALUE
DESCRIPTION                                                   SHARES      (000)
-----------                                                 ---------   --------
   Household Products -- 3.6%
      Church & Dwight                                          24,000   $  1,317
      Snap-On                                                  30,000      1,689
                                                                        --------
   TOTAL HOUSEHOLD PRODUCTS                                                3,006
                                                                        --------
   Information Technology -- 3.2%
      BMC Software*                                           38,000       1,250
      Oracle*                                                 67,000       1,442
                                                                        --------
   TOTAL INFORMATION TECHNOLOGY                                            2,692
                                                                        --------
   Insurance -- 1.3%
      Aflac                                                    20,000      1,112
                                                                        --------
   TOTAL INSURANCE                                                         1,112
                                                                        --------
   Machinery -- 2.0%
      Lincoln Electric Holdings                                21,000      1,687
                                                                        --------
   TOTAL MACHINERY                                                         1,687
                                                                        --------
   Manufacturing -- 2.0%
      SPX                                                      13,000      1,648
                                                                        --------
   TOTAL MANUFACTURING                                                     1,648
                                                                        --------
   Medical Products & Services -- 17.9%
      Baxter International                                     30,000      2,058
      Becton Dickinson                                         19,000      1,613
      CR Bard                                                  14,000      1,300
      Express Scripts, Cl A*                                   22,000      1,552
      Gilead Sciences*                                         26,000      1,404
      Intuitive Surgical*                                       5,000      1,556
      Laboratory Corp of America Holdings*                     18,000      1,216
      Medtronic                                                24,000      1,268
      Techne*                                                  18,000      1,431
      Thermo Fisher Scientific*                                26,000      1,574
                                                                        --------
   TOTAL MEDICAL PRODUCTS & SERVICES                                      14,972
                                                                        --------
   Oil & Gas Exploration & Production -- 1.4%
      Forest Oil*                                              20,000      1,141
                                                                        --------
   TOTAL OIL & GAS EXPLORATION & PRODUCTION                                1,141
                                                                        --------
   Petroleum & Fuel Products -- 4.6%
      Helmerich & Payne                                        26,000      1,537
      Noble Energy                                             18,000      1,330
      XTO Energy                                               21,000        992
                                                                        --------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         3,859
                                                                        --------
   Petroleum Refining -- 1.5%
      Chevron                                                  15,000      1,268
                                                                        --------
   TOTAL PETROLEUM REFINING                                                1,268
                                                                        --------
   Retail -- 8.1%
      Fastenal                                                 26,000      1,270
      GameStop, Cl A*                                          30,990      1,256
      Gap                                                      69,000      1,112
      Ross Stores                                              45,000      1,708
      TJX                                                      42,000      1,416
                                                                        --------
   TOTAL RETAIL                                                            6,762
                                                                        --------
   Semi-Conductors & Instruments -- 6.9%
      Applied Materials                                        72,000      1,247
      Intel                                                    55,000      1,220
      MEMC Electronic Materials*                               22,560      1,043
      Molex                                                    52,000      1,276
      Texas Instruments                                        40,780        994
                                                                        --------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                     5,780
                                                                        --------
   Telephones & Telecommunication -- 1.6%
      Harris                                                   27,000      1,300
                                                                        --------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    1,300
                                                                        --------
   Transportation Services -- 4.2%
      AGCO*                                                    20,000      1,197
      Burlington Northern Santa Fe                             14,000      1,458
      Manitowoc                                                34,000        897
                                                                        --------
   TOTAL TRANSPORTATION SERVICES                                           3,552
                                                                        --------
   Wireless Telecommunication Services -- 1.6%
      American Tower, Cl A*                                    32,000      1,341
                                                                        --------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                               1,341
                                                                        --------
   TOTAL COMMON STOCK (COST $76,353)                                      83,616
                                                                        --------
CASH EQUIVALENT (A) (B) -- 0.2%
      Hancock Horizon Prime Money Market Fund, 2.020%         163,508        164
   TOTAL CASH EQUIVALENT (COST $164)                                         164
                                                                        --------
   TOTAL INVESTMENTS -- 100.0% (COST $76,517)                           $ 83,780
                                                                        --------

Percentages are based on net assets $83,795 (000).

*    Non-income producing security.

(A)  The rate shown is the 7-day effective yield as of July 31, 2008.

(B)  Investment in a affiliated company (see Note 3).

Cl   -- Class

The accompanying notes are an integral part of the financial statements.

                                                    (Hancock Horizon Funds LOGO)
SCHEDULES OF INVESTMENTS                               JULY 31, 2008 (UNAUDITED)

BURKENROAD FUND

                                   (PIE CHART)

FINANCIALS                   15.8%
INDUSTRIALS                  15.0%
ENERGY                       13.8%
CONSUMER DISCRETIONARY       12.9%
CONSUMER STAPLES             10.3%
HEALTH CARE                   8.1%
INFORMATION TECHNOLOGY        7.9%
CASH EQUIVALENT               5.8%
UTILITIES                     4.6%
MATERIALS                     3.0%
TELECOMMUNICATION SERVICES    2.8%

% of Total Portfolio Investments

                                                                          VALUE
DESCRIPTION                                                   SHARES      (000)
-----------                                                 ---------   --------
COMMON STOCK -- 92.9%
   Automotive -- 1.5%
      Exide Technologies*                                      28,000   $    442
                                                                        --------
   TOTAL AUTOMOTIVE                                                          442
                                                                        --------
   Banks -- 5.2%
      IBERIABANK                                                9,000        464
      Midsouth Bancorp                                         11,116        197
      Prosperity Bancshares                                    13,000        417
      Southside Bancshares                                     17,000        337
      Teche Holding                                             4,000        126
                                                                        --------
   TOTAL BANKS                                                             1,541
                                                                        --------
   Commercial Services -- 3.1%
      Rollins                                                  22,000        376
      Team*                                                    15,000        548
                                                                        --------
   TOTAL COMMERCIAL SERVICES                                                 924
                                                                        --------
   Computer Software -- 1.4%
      Manhattan Associates*                                    17,000        417
                                                                        --------
   TOTAL COMPUTER SOFTWARE                                                   417
                                                                        --------

   Computers & Services -- 2.6%
      Adtran                                                   16,000        358
      Avocent*                                                 17,000        404
                                                                        --------
   TOTAL COMPUTERS & SERVICES                                                762
                                                                        --------
   Correctional Institutions -- 1.2%
      Geo Group*                                               15,000        361
                                                                        --------
   TOTAL CORRECTIONAL INSTITUTIONS                                           361
                                                                        --------
   Drugs -- 1.3%
      Sciele Pharma                                            20,000        373
                                                                        --------
   TOTAL DRUGS                                                               373
                                                                        --------
   Entertainment -- 1.2%
      Cinemark Holdings                                        25,000        367
                                                                        --------
   TOTAL ENTERTAINMENT                                                       367
                                                                        --------
   Financial Services -- 1.9%
      Ezcorp, Cl A*                                            31,000        557
                                                                        --------
   TOTAL FINANCIAL SERVICES                                                  557
                                                                        --------
   Food, Beverage & Tobacco -- 2.3%
      National Beverage*                                       36,000        281
      Sanderson Farms                                          10,000        397
                                                                        --------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            678
                                                                        --------
   Forestry -- 1.5%
      Deltic Timber                                             7,000        426
                                                                        --------
   TOTAL FORESTRY                                                            426
                                                                        --------
   Gas & Natural Gas -- 2.9%
      EnergySouth                                              10,000        606
      Spectra Energy Partners                                  11,000        261
                                                                        --------
   TOTAL GAS & NATURAL GAS                                                   867
                                                                        --------
   Household Products -- 2.1%
      Tupperware Brands                                        16,000        624
                                                                        --------
   TOTAL HOUSEHOLD PRODUCTS                                                  624
                                                                        --------
   Insurance -- 4.3%
      Amerisafe*                                               30,000        545
      Hallmark Financial Services*                             23,000        223
      Infinity Property & Casualty                             11,000        490
                                                                        --------
   TOTAL INSURANCE                                                         1,258
                                                                        --------

SCHEDULES OF INVESTMENTS

BURKENROAD FUND

                                                                          VALUE
DESCRIPTION                                                   SHARES      (000)
-----------                                                 ---------   --------
   Leasing & Renting -- 2.0%
      Aaron Rents                                              21,000   $    577
                                                                        --------
   TOTAL LEASING & RENTING                                                   577
                                                                        --------
   Machinery -- 1.7%
      Sun Hydraulics                                           12,000        494
                                                                        --------
   TOTAL MACHINERY                                                           494
                                                                        --------
   Manufacturing -- 9.0%
      Acuity Brands                                            10,000        409
      AZZ*                                                     15,000        686
      Cal-Maine Foods                                          14,000        531
      Flowers Foods                                            21,000        631
      Omega Protein*                                           26,000        407
                                                                        --------
   TOTAL MANUFACTURING                                                     2,664
                                                                        --------
   Medical Products & Services -- 6.7%
      Cyberonics*                                              26,000        718
      Immucor*                                                 15,000        452
      Pediatrix Medical Group*                                  8,000        389
      US Physical Therapy*                                     26,000        425
                                                                        --------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       1,984
                                                                        --------
   Metals & Mining -- 0.9%
      CARBO Ceramics                                            5,000        274
                                                                        --------
   TOTAL METALS & MINING                                                     274
                                                                        --------
   Paper & Paper Products -- 1.6%
      Rock-Tenn, Cl A                                          13,000        462
                                                                        --------
   TOTAL PAPER & PAPER PRODUCTS                                              462
                                                                        --------
   Petroleum & Fuel Products -- 11.8%
      Cabot Oil & Gas                                           5,000        220
      Callon Petroleum*                                        12,000        276
      Denbury Resources*                                        8,000        225
      Energy Partners*                                         20,000        238
      Gulf Island Fabrication                                   6,000        266
      Hornbeck Offshore Services*                               5,000        223
      Mariner Energy*                                           8,000        212
      McMoRan Exploration*                                     10,000        268
      PetroHawk Energy*                                         6,000        200
      Petroquest Energy*                                       11,000        230
      RPC                                                      16,000        275
      SEACOR Holdings*                                          3,000        251
      Stone Energy*                                             4,000        204
      T-3 Energy Services, Cl 3*                                6,000        411
                                                                        --------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         3,499
                                                                        --------
   Printing & Publishing -- 0.9%
      Consolidated Graphics*                                    8,000        268
                                                                        --------
   TOTAL PRINTING & PUBLISHING                                               268
                                                                        --------
   Real Estate Investment Trust -- 4.2%
      American Campus Communities                              12,000        351
      EastGroup Properties                                     10,000        464
      Parkway Properties                                       12,000        424
                                                                        --------
   TOTAL REAL ESTATE INVESTMENT TRUST                                      1,239
                                                                        --------
   Retail -- 6.0%
      CEC Entertainment*                                       15,000        523
      Conn's*                                                  25,000        392
      Hibbett Sports*                                          19,000        400
      Sally Beauty Holdings*                                   60,000        444
                                                                        --------
   TOTAL RETAIL                                                            1,759
                                                                        --------
   Semi-Conductors & Instruments -- 2.3%
      Benchmark Electronics*                                   20,000        293
      Silicon Laboratories*                                    12,000        392
                                                                        --------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                       685
                                                                        --------
   Telecommunication Services -- 2.8%
      Earthlink*                                               47,000        423
      Premiere Global Services*                                27,000        408
                                                                        --------
   TOTAL TELECOMMUNICATION SERVICES                                          831
                                                                        --------
   Transportation Services -- 2.3%
      Gulfmark Offshore*                                        5,000        251
      Kirby*                                                    9,000        429
                                                                        --------
   TOTAL TRANSPORTATION SERVICES                                             680
                                                                        --------
   Utilities -- 4.3%
      Cleco                                                    19,000        477
      Powell Industries*                                       15,000        788
                                                                        --------
   TOTAL UTILITIES                                                         1,265
                                                                        --------

                                                    (Hancock Horizon Funds LOGO)
SCHEDULES OF INVESTMENTS                               JULY 31, 2008 (UNAUDITED)

BURKENROAD FUND (CONCLUDED)

                                                                          VALUE
DESCRIPTION                                                   SHARES      (000)
-----------                                                 ---------   --------
   Waste Management Services -- 2.5%
      Darling International*                                   46,000   $    744
                                                                        --------
   TOTAL WASTE MANAGEMENT SERVICES                                           744
                                                                        --------
   Wireless Telecommunication Services -- 1.4%
      Syniverse Holdings*                                      26,000        420
                                                                        --------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 420
                                                                        --------
   TOTAL COMMON STOCK (COST $22,910)                                      27,442
                                                                        --------
   CASH EQUIVALENTS (A) -- 5.7%
      Hancock Horizon Prime Money Market Fund,
         2.020% (B)                                         1,196,216      1,196
      SEI Daily Income Prime Obligation Fund,
         Cl A, 2.420%                                         500,000        500
                                                                        --------
   TOTAL CASH EQUIVALENTS (COST $1,696)                                    1,696
                                                                        --------
   TOTAL INVESTMENTS -- 98.6% (COST $24,606)                            $ 29,138
                                                                        --------

Percentages are based on net assets of $29,546 (000).

*    Non-income producing security.

(A)  The rate shown is the 7-day effective yield as of July 31, 2008.

(B)  Investment in affiliated company (see Note 3).

Cl   -- Class

The accompanying notes are an integral part of the financial statements.

                      This page intentionally left blank.

                                                    (Hancock Horizon Funds LOGO)
STATEMENTS OF ASSETS AND LIABILITIES (000)       AS OF JULY 31, 2008 (UNAUDITED)

                                                                                              TREASURY
                                                                                 PRIME       SECURITIES    STRATEGIC
                                                                             MONEY MARKET   MONEY MARKET     INCOME
                                                                                 FUND           FUND       BOND FUND
                                                                             ------------   ------------   ---------
ASSETS:
   Investments in securities at value (Cost $8,978, $199,461 and
      $114,591, respectively)                                                   $ 8,978       $199,461     $114,243
   Repurchase agreements at value (Cost $28,831, $291,854 and
      $--, respectively)                                                         28,831        291,854           --
   Affiliated investment at value (Cost $--, $-- and $3,394, respectively)           --             --        3,394
   Receivable for dividends and interest                                              2             17        1,065
   Receivable for capital shares sold                                                --             --          347
   Prepaid Expenses                                                                   6              8           12
                                                                                -------       --------     --------
      Total Assets                                                               37,817        491,340      119,061
                                                                                -------       --------     --------
LIABILITIES:
   Income distribution payable                                                       62            371           --
   Payable due to Investment Advisor                                                  1            156           50
   Payable due to Transfer Agent                                                      2              4            5
   Payable due to Administrator                                                       2             44           11
   Payable due to Custodian                                                           2             23            5
   Shareholder servicing fees payable                                                --             72            5
   Payable for distribution fees                                                     --             55           --
   Chief Compliance Officer fees payable                                             --              4            1
   Payable for capital shares redeemed                                               --             --           89
   Payable for investment securities purchased                                       --             --          234
   Other accrued expenses                                                            12            124           37
                                                                                -------       --------     --------
      Total Liabilities                                                              81            853          437
                                                                                -------       --------     --------
   NET ASSETS                                                                   $37,736       $490,487     $118,624
                                                                                =======       ========     ========
NET ASSETS:
   Paid-in Capital                                                              $37,736       $490,487     $118,598
   Undistributed net investment income                                               --             --            5
   Accumulated net realized gain on investments                                      --             --          369
   Net unrealized depreciation on investments                                        --             --         (348)
                                                                                -------       --------     --------
   NET ASSETS                                                                   $37,736       $490,487     $118,624
                                                                                =======       ========     ========
Trust Class Shares:
   Net Assets                                                                       n/a       $129,302     $ 91,713
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value)                                                n/a        129,299        5,993
   Net Asset Value and Offering Price Per Share                                     n/a       $   1.00     $  15.30
                                                                                =======       ========     ========
Institutional Class Shares:
   Net Assets                                                                   $37,736            n/a          n/a
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value)                                             37,736            n/a          n/a
   Net Asset Value and Offering Price Per Share                                 $  1.00            n/a          n/a
                                                                                =======       ========     ========
Institutional Sweep Class Shares:
   Net Assets                                                                       n/a       $ 92,778          n/a
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value)                                                n/a         92,777          n/a
   Net Asset Value and Offering Price Per Share                                     n/a       $   1.00          n/a
                                                                                =======       ========     ========
Class A Shares:
   Net Assets                                                                       n/a       $268,407     $ 26,720
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value)                                                n/a        268,412        1,749
   Net Asset Value Per Share                                                        n/a       $   1.00     $  15.28
                                                                                =======       ========     ========
   Maximum Offering Price Per Share ($15.28 / 96.00%)                               n/a            n/a     $  15.92
                                                                                =======       ========     ========
Class C Shares:
   Net Assets                                                                       n/a            n/a     $    191
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value)                                                n/a            n/a           12
   Net Asset Value and Offering Price Per Share                                     n/a            n/a      $ 15.36*
                                                                                =======       ========     ========

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are $0 or have been rounded to $0.

* Net assets divided by shares do not calculate to the stated NAV because these amounts are shown rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (000) (CONCLUDED)

                                                 AS OF JULY 31, 2008 (UNAUDITED)

                                                                  VALUE     GROWTH   BURKENROAD
                                                                  FUND       FUND       FUND
                                                                --------   -------   ----------
ASSETS:
   Investments in securities at value (Cost $139,267, $76,353
      and $22,910, respectively)                                $152,922   $83,616    $27,442
   Affiliated investment at value (Cost $6,266, $164
      and $1,696, respectively)                                    6,266       164      1,696
   Receivable for dividends and interest                             221        25         16
   Receivable for capital shares sold                                278       159        460
   Prepaid Expenses                                                   18        13         11
                                                                --------   -------    -------
      Total Assets                                               159,705    83,977     29,625
                                                                --------   -------    -------
LIABILITIES:
   Payable for capital shares redeemed                               218        88         38
   Payable due to Investment Advisor                                 108        57         17
   Shareholder servicing fees payable                                 15        --          9
   Payable due to Administrator                                       15         8          3
   Payable due to Transfer Agent                                       5         5          3
   Payable due to Custodian                                            9         4          1
   Payable for distribution fees                                       3        --          2
   Chief Compliance Officer fees payable                               1         1         --
   Other accrued expenses                                             33        19          6
                                                                --------   -------    -------
      Total Liabilities                                              407       182         79
                                                                --------   -------    -------
   NET ASSETS                                                   $159,298   $83,795    $29,546
                                                                ========   =======    =======
NET ASSETS:
   Paid-in Capital                                              $144,098   $77,650    $21,764
   Undistributed net investment income
      (accumulated net investment loss)                               37      (427)      (161)
   Accumulated net realized gain (loss) on investments             1,508      (691)     3,411
   Net unrealized appreciation on investments                     13,655     7,263      4,532
                                                                --------   -------    -------
   NET ASSETS                                                   $159,298   $83,795    $29,546
                                                                ========   =======    =======
Trust Class Shares:
   Net Assets                                                   $ 83,632   $50,881        n/a
   Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value)                       3,664     3,117        n/a
   Net Asset Value and Offering Price Per Share                 $  22.82   $ 16.32        n/a
                                                                ========   =======    =======
Class A Shares:
   Net Assets                                                   $ 69,846   $32,416    $22,262
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                    3,071     2,025        663
   Net Asset Value Per Share                                    $  22.75*  $ 16.01    $ 33.60*
                                                                ========   =======    =======
   Maximum Offering Price Per Share
      ($22.75, $16.01 and $33.60 / 94.75%, respectively)        $  24.01   $ 16.90    $ 35.46
                                                                --------   -------    -------
Class C Shares:
   Net Assets                                                   $  5,820   $   498        n/a
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                      261        33        n/a
   Net Asset Value and Offering Price Per Share                 $  22.30   $ 15.04*       n/a
                                                                ========   =======    =======
Class D Shares:
   Net Assets                                                        n/a       n/a    $ 7,284
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                      n/a       n/a        220
   Net Asset Value and Offering Price Per Share                      n/a       n/a    $ 33.16*
                                                                ========   =======    =======

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are $0 or have been rounded to $0.

* Net assets divided by shares do not calculate to the stated NAV because these amounts are shown rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF                                       (Hancock Horizon Funds LOGO)
OPERATIONS (000)              FOR THE SIX MONTHS ENDED JULY 31, 2008 (UNAUDITED)

                                                           TREASURY
                                                          SECURITIES    STRATEGIC
                                           PRIME MONEY   MONEY MARKET     INCOME      VALUE     GROWTH   BURKENROAD
                                           MARKET FUND       FUND        BOND FUND     FUND      FUND        FUND
                                           -----------   ------------   ----------   -------   -------   ----------
INVESTMENT INCOME:
   Interest income                             $531         $5,637       $ 2,629     $    --   $    --     $   --
   Dividend income                               --             --           124       1,565       320        104
   Income from Affiliated Investments            --             --            49          54        17          3
                                               ----         ------       -------     -------   -------     ------
   TOTAL INVESTMENT INCOME                      531          5,637         2,802       1,619       337        107
                                               ----         ------       -------     -------   -------     ------
EXPENSES:
   Investment advisory fees                      42          1,046           353         640       355        128
   Administration fees                           13            277            62          84        47         14
   Shareholder servicing fees -
      Institutional Sweep Class                 n/a            110           n/a         n/a       n/a        n/a
   Shareholder servicing fees - Class A         n/a            346            32          85        44         25
   Shareholder servicing fees - Class C         n/a            n/a            --           7         1        n/a
   Shareholder servicing fees - Class D         n/a            n/a           n/a         n/a       n/a          9
   12b-1 fees - Class A                         n/a            346            --          --        --         --
   12b-1 fees - Class C                         n/a            n/a             1          22         2        n/a
   12b-1 fees - Class D                         n/a            n/a           n/a         n/a       n/a          8
   Transfer agent fees                           10             29            29          29        29         19
   Custodian fees                                 6             79            18          24        13          4
   Chief Compliance Officer fees                  1              6             1           2         1         --
   Professional fees                              5             59            12          16         9          3
   Printing fees                                  2             23             5           7         4          1
   Registration fees                              1              5             2          13         7         13
   Trustees' fees                                 1             11             2           3         2          1
   Insurance and other expenses                   1             31             9           3         1          1
                                               ----         ------       -------     -------   -------     ------
   Total Expenses                                82          2,368           526         935       515        226
   Less: Investment advisory fees waived        (33)           (42)          (52)         --        --        (29)
                                               ----         ------       -------     -------   -------     ------
   TOTAL NET EXPENSES                            49          2,326           474         935       515        197
                                               ----         ------       -------     -------   -------     ------
   NET INVESTMENT INCOME (LOSS)                 482          3,311         2,328         684      (178)       (90)
                                               ----         ------       -------     -------   -------     ------
   Net realized gain (loss) from
      security transactions                      --             --           331       1,398    (1,585)     3,083
   Net change in unrealized appreciation
      (depreciation) on investments              --             --        (3,644)     (6,161)   (3,260)       385
                                               ----         ------       -------     -------   -------     ------
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS                      --             --        (3,313)     (4,763)   (4,845)     3,468
                                               ----         ------       -------     -------   -------     ------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                $482         $3,311       $  (985)    $(4,079)  $(5,023)    $3,378
                                               ====         ======       =======     =======   =======     ======

"n/a" designates that the fund does not offer this class.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                       PRIME MONEY            TREASURY SECURITIES
                                                                                       MARKET FUND             MONEY MARKET FUND
                                                                                ------------------------   ------------------------
                                                                                  02/01/08     02/01/07      02/01/08     02/01/07
                                                                                TO 07/31/08  TO 01/31/08   TO 07/31/08  TO 01/31/08
                                                                                -----------  -----------   -----------  -----------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                  $    482     $  2,090      $   3,311    $  20,828
   Net realized gain (loss) from security transactions                                 --           --             --           --
   Net change in unrealized appreciation (depreciation) on investments                 --           --             --           --
                                                                                 --------     --------      ---------    ---------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    482        2,090          3,311       20,828
                                                                                 --------     --------      ---------    ---------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Trust Class Shares                                                              n/a          n/a         (1,250)      (7,467)
      Institutional Class Shares                                                     (482)      (2,090)           n/a          n/a
      Institutional Sweep Class Shares                                                n/a          n/a           (574)      (3,425)
      Class A Shares                                                                  n/a          n/a         (1,487)      (9,936)
      Class C Shares                                                                  n/a          n/a            n/a          n/a
   Net Realized Gains:
      Trust Class Shares                                                               --           --             --           --
      Class A Shares                                                                  n/a          n/a             --           --
      Class C Shares                                                                  n/a          n/a            n/a          n/a
                                                                                 --------     --------      ---------    ---------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                                                 (482)      (2,090)        (3,311)     (20,828)
                                                                                 --------     --------      ---------    ---------
CAPITAL SHARE TRANSACTIONS (1):
      Trust Class Shares:
         Shares issued                                                                n/a          n/a        208,911      452,779
         Shares reinvested                                                            n/a          n/a             54          192
         Shares redeemed                                                              n/a          n/a       (235,721)    (468,353)
                                                                                 --------     --------      ---------    ---------
      TOTAL TRUST CLASS SHARES TRANSACTIONS                                           n/a          n/a        (26,756)     (15,382)
                                                                                 --------     --------      ---------    ---------
      Institutional Class Shares:
         Shares issued                                                             48,982       67,029            n/a          n/a
         Shares reinvested                                                             --           --            n/a          n/a
         Shares redeemed                                                          (58,480)     (54,679)           n/a          n/a
                                                                                 --------     --------      ---------    ---------
      TOTAL INSTITUTIONAL CLASS SHARES TRANSACTIONS                                (9,498)      12,350            n/a          n/a
                                                                                 --------     --------      ---------    ---------
      Institutional Sweep Class Shares:
         Shares issued                                                                n/a          n/a        293,045      857,060
         Shares reinvested                                                            n/a          n/a             31          225
         Shares redeemed                                                              n/a          n/a       (295,999)    (904,565)
                                                                                 --------     --------      ---------    ---------
      TOTAL INSTITUTIONAL SWEEP CLASS SHARES TRANSACTIONS                             n/a          n/a         (2,923)     (47,280)
                                                                                 --------     --------      ---------    ---------
      Class A Shares:
         Shares issued                                                                n/a          n/a        380,084      875,824
         Shares reinvested                                                            n/a          n/a            268        1,287
         Shares redeemed                                                              n/a          n/a       (448,027)    (821,400)
                                                                                 --------     --------      ---------    ---------
      TOTAL CLASS A SHARES TRANSACTIONS                                               n/a          n/a        (67,675)      55,711
                                                                                 --------     --------      ---------    ---------
      Class C Shares:
         Shares issued                                                                n/a          n/a            n/a          n/a
         Shares reinvested                                                            n/a          n/a            n/a          n/a
         Shares redeemed                                                              n/a          n/a            n/a          n/a
                                                                                 --------     --------      ---------    ---------
      TOTAL CLASS C SHARES TRANSACTIONS                                               n/a          n/a            n/a          n/a
                                                                                 --------     --------      ---------    ---------
      Redemption Fees                                                                 n/a          n/a            n/a          n/a
                                                                                 --------     --------      ---------    ---------
      TOTAL INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS      (9,498)      12,350        (97,354)      (6,951)
                                                                                 --------     --------      ---------    ---------
         TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (9,498)      12,350        (97,354)      (6,951)
                                                                                 --------     --------      ---------    ---------
NET ASSETS:
   Beginning of period                                                             47,234       34,884        587,841      594,792
                                                                                 --------     --------      ---------    ---------
   End of period                                                                 $ 37,736     $ 47,234      $ 490,487    $ 587,841
                                                                                 ========     ========      =========    =========
   Undistributed net investment income (Accumulated net investment loss)         $     --     $     --      $      --    $      --
                                                                                 ========     ========      =========    =========

(1) For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                    (HANCOCK HORIZON FUNDS LOGO)
                             FOR THE SIX MONTHS ENDED JULY 31, 2008  (UNAUDITED)
                                             AND THE YEAR ENDED JANUARY 31, 2008

     STRATEGIC INCOME
         BOND FUND                 VALUE FUND                  GROWTH FUND
------------------------    ------------------------    ------------------------
  02/01/08     02/01/07       02/01/08     02/01/07       02/01/08     02/01/07
TO 07/31/08  TO 01/31/08    TO 07/31/08  TO 01/31/08    TO 07/31/08  TO 01/31/08
-----------  -----------    -----------  -----------    -----------  -----------
 $  2,328     $  4,598       $    684     $  1,205        $  (178)    $   (368)
      331          227          1,398        8,742         (1,585)       2,270
   (3,644)       4,676         (6,161)     (12,792)        (3,260)      (4,692)
 --------     --------       --------     --------        -------     --------
     (985)       9,501         (4,079)      (2,845)        (5,023)      (2,790)
 --------     --------       --------     --------        -------     --------
   (1,851)      (3,784)          (405)        (797)            --           --
      n/a          n/a            n/a          n/a            n/a          n/a
      n/a          n/a            n/a          n/a            n/a          n/a
     (481)        (819)          (239)        (434)            --           --
       (3)          (4)            (4)          (1)            --           --
       --           --             --       (7,554)            --       (1,127)
       --           --             --       (5,662)            --         (865)
       --           --             --         (206)            --           (9)
 --------     --------       --------     --------        -------     --------
   (2,335)      (4,607)          (648)     (14,654)            --       (2,001)
 --------     --------       --------     --------        -------     --------
    6,111       17,013          6,901       42,233          4,241       28,703
      344          707            110        7,737             --        1,127
   (6,284)     (15,387)        (5,442)     (36,989)        (3,362)     (25,961)
 --------     --------       --------     --------        -------     --------
      171        2,333          1,569       12,981            879        3,869
 --------     --------       --------     --------        -------     --------
      n/a          n/a            n/a          n/a            n/a          n/a
      n/a          n/a            n/a          n/a            n/a          n/a
      n/a          n/a            n/a          n/a            n/a          n/a
 --------     --------       --------     --------        -------     --------
      n/a          n/a            n/a          n/a            n/a          n/a
 --------     --------       --------     --------        -------     --------
      n/a          n/a            n/a          n/a            n/a          n/a
      n/a          n/a            n/a          n/a            n/a          n/a
      n/a          n/a            n/a          n/a            n/a          n/a
 --------     --------       --------     --------        -------     --------
      n/a          n/a            n/a          n/a            n/a          n/a
 --------     --------       --------     --------        -------     --------
    6,224       11,616         16,169       25,244          3,873       12,086
      470          806            227        5,815             --          842
   (3,689)      (5,885)        (7,627)     (15,053)        (7,339)      (8,148)
 --------     --------       --------     --------        -------     --------
    3,005        6,537          8,769       16,006         (3,466)       4,780
 --------     --------       --------     --------        -------     --------
       93           15          1,237        4,662            178           67
        2            3              4          191             --            9
      (17)         (16)          (416)        (614)           (16)        (150)
 --------     --------       --------     --------        -------     --------
       78            2            825        4,239            162          (74)
 --------     --------       --------     --------        -------     --------
       --           --             --           --             --           --
 --------     --------       --------     --------        -------     --------
    3,254        8,872         11,163       33,226         (2,425)       8,575
 --------     --------       --------     --------        -------     --------
      (66)      13,766          6,436       15,727         (7,448)       3,784
 --------     --------       --------     --------        -------     --------
  118,690      104,924        152,862      137,135         91,243       87,459
 --------     --------       --------     --------        -------     --------
 $118,624     $118,690       $159,298     $152,862        $83,795     $ 91,243
 ========     ========       ========     ========        =======     ========
 $      5     $     12       $     37     $      1        $  (427)    $   (249)
 ========     ========       ========     ========        =======     ========

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)         (HANCOCK HORIZON FUNDS LOGO)
(CONCLUDED)

FOR THE SIX MONTHS ENDED JULY 31, 2008  (UNAUDITED)
AND THE YEAR ENDED JANUARY 31, 2008

                                                                                   BURKENROAD
                                                                                      FUND
                                                                            ------------------------
                                                                              02/01/08     02/01/07
                                                                            TO 07/31/08  TO 01/31/08
                                                                            -----------  -----------
INVESTMENT ACTIVITIES:
      Net investment loss                                                     $   (90)    $  (124)
      Net realized gain from security transactions                              3,083       1,186
      Net change in unrealized appreciation (depreciation) on investments         385      (2,241)
                                                                              -------     -------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              3,378      (1,179)
                                                                              -------     -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Realized Gains:
         Class A Shares                                                            --        (291)
         Class D Shares                                                            --         (94)
                                                                              -------     -------
      TOTAL DIVIDENDS AND DISTRIBUTIONS                                            --        (385)
                                                                              -------     -------
CAPITAL SHARE TRANSACTIONS (1):
      Class A Shares:
         Shares issued                                                          3,804       6,004
         Shares reinvested                                                         --         268
         Shares redeemed                                                       (3,667)     (4,454)
                                                                              -------     -------
      TOTAL CLASS A SHARES TRANSACTIONS                                           137       1,818
                                                                              -------     -------
      Class D Shares:
         Shares issued                                                            715         544
         Shares reinvested                                                         --          90
         Shares redeemed                                                         (506)     (1,212)
                                                                              -------     -------
      TOTAL CLASS D SHARES TRANSACTIONS                                           209        (578)
                                                                              -------     -------
      Redemption Fees                                                               7           4
                                                                              -------     -------
      TOTAL INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                353       1,244
                                                                              -------     -------
         TOTAL INCREASE (DECREASE) IN NET ASSETS                                3,731        (320)
                                                                              -------     -------
NET ASSETS:
   Beginning of period                                                         25,815      26,135
                                                                              -------     -------
   End of period                                                              $29,546     $25,815
                                                                              =======     =======
   Accumulated net investment loss                                            $  (161)    $   (71)
                                                                              =======     =======

(1) For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                      This page intentionally left blank.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTHS ENDED JULY 31, 2008 (UNAUDITED)
AND THE YEARS ENDED JANUARY 31,

          NET ASSET               NET REALIZED      TOTAL    DIVIDENDS   DISTRIBUTIONS      TOTAL      NET ASSET
            VALUE,       NET     AND UNREALIZED     FROM      FROM NET        FROM        DIVIDENDS      VALUE,
          BEGINNING  INVESTMENT  GAINS (LOSSES)  INVESTMENT  INVESTMENT   NET REALIZED       AND         END OF
          OF PERIOD    INCOME    ON INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS    PERIOD
          ---------  ----------  --------------  ----------  ----------  -------------  -------------  ----------
PRIME MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES
2008*       $1.00       $0.01          $--          $0.01      $(0.01)        $--          $(0.01)        $1.00
2008         1.00        0.05           --           0.05       (0.05)         --           (0.05)         1.00
2007#        1.00        0.05           --           0.05       (0.05)         --           (0.05)         1.00

*    All ratios for the period have been annualized.

# Commenced operations on February 1, 2006. All ratios for the period have been annualized.

+    Total return is for the period indicated and has not been annualized.

Amounts designated as "--" are $0.

    The accompanying notes are an integral part of the financial statements.

                                                    (HANCOCK HORIZON FUNDS LOGO)
                                                                   JULY 31, 2008

                                      RATIO OF
                                     EXPENSES TO     RATIO OF
                          RATIO OF     AVERAGE    NET INVESTMENT
           NET ASSETS,  EXPENSES TO  NET ASSETS       INCOME      PORTFOLIO
 TOTAL       END OF       AVERAGE    (EXCLUDING     TO AVERAGE     TURNOVER
 RETURN+  PERIOD (000)  NET ASSETS    WAIVERS)      NET ASSETS       RATE
--------  ------------  -----------  -----------  --------------  ---------
 1.13%      $37,736         0.23%        0.39%         2.28%          n/a
 4.92        47,234         0.23         0.42          4.82           n/a
 5.00        34,884         0.23         0.50          4.92           n/a

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTHS ENDED JULY 31, 2008 (UNAUDITED)
AND THE YEARS ENDED JANUARY 31,

          NET ASSET               NET REALIZED      TOTAL    DIVIDENDS   DISTRIBUTIONS      TOTAL      NET ASSET
            VALUE,       NET     AND UNREALIZED     FROM      FROM NET        FROM        DIVIDENDS      VALUE,
          BEGINNING  INVESTMENT  GAINS (LOSSES)  INVESTMENT  INVESTMENT   NET REALIZED       AND         END OF
          OF PERIOD    INCOME    ON INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS    PERIOD
          ---------  ----------  --------------  ----------  ----------  -------------  -------------  ----------
TREASURY SECURITIES MONEY MARKET FUND
TRUST CLASS SHARES
2008*       $1.00       $0.01          $--          $0.01      $(0.01)        $--          $(0.01)        $1.00
2008         1.00        0.04           --           0.04       (0.04)         --           (0.04)         1.00
2007         1.00        0.04           --           0.04       (0.04)         --           (0.04)         1.00
2006         1.00        0.03           --           0.03       (0.03)         --           (0.03)         1.00
2005         1.00        0.01           --           0.01       (0.01)         --           (0.01)         1.00
2004         1.00          --(1)        --             --(1)       --(1)       --              --(1)       1.00
INSTITUTIONAL SWEEP CLASS SHARES
2008*       $1.00       $0.01          $--          $0.01      $(0.01)        $--          $(0.01)        $1.00
2008         1.00        0.04           --           0.04       (0.04)         --           (0.04)         1.00
2007         1.00        0.04           --           0.04       (0.04)         --           (0.04)         1.00
2006         1.00        0.02           --           0.02       (0.02)         --           (0.02)         1.00
2005         1.00        0.01           --           0.01       (0.01)         --           (0.01)         1.00
2004         1.00          --(1)        --             --(1)       --(1)       --              --(1)       1.00
CLASS A SHARES
2008*       $1.00       $0.01          $--          $0.01      $(0.01)        $--          $(0.01)        $1.00
2008         1.00        0.04           --           0.04       (0.04)         --           (0.04)         1.00
2007         1.00        0.04           --           0.04       (0.04)         --           (0.04)         1.00
2006         1.00        0.02           --           0.02       (0.02)         --           (0.02)         1.00
2005         1.00          --(1)        --             --(1)       --(1)       --              --(1)       1.00
2004         1.00          --(1)        --             --(1)       --(1)       --              --(1)       1.00

*    All ratios for the period have been annualized.

+    Total return is for the period indicated and has not been annualized.

(1)  Amounts represent less than $0.01 per share.

Amounts designated as "--" are $0.

    The accompanying notes are an integral part of the financial statements.

                                                    (HANCOCK HORIZON FUNDS LOGO)
                                                                   JULY 31, 2008

                                      RATIO OF
                                     EXPENSES TO     RATIO OF
                          RATIO OF     AVERAGE    NET INVESTMENT
           NET ASSETS,  EXPENSES TO  NET ASSETS       INCOME      PORTFOLIO
 TOTAL       END OF       AVERAGE    (EXCLUDING     TO AVERAGE     TURNOVER
 RETURN+  PERIOD (000)  NET ASSETS    WAIVERS)      NET ASSETS       RATE
--------  ------------  -----------  -----------  --------------  ---------
0.78%       $129,302        0.58%        0.60%         1.58%          n/a
4.10         156,059        0.58         0.59          4.07           n/a
4.44         171,440        0.58         0.64          4.37           n/a
2.68         138,982        0.58         0.65          2.68           n/a
0.82         165,510        0.58         0.64          0.85           n/a
0.47          79,867        0.58         0.68          0.48           n/a

0.65%       $ 92,778        0.83%        0.85%         1.31%          n/a
3.84          95,701        0.83         0.85          3.81           n/a
4.18         142,981        0.83         0.89          4.08           n/a
2.42         142,571        0.83         0.90          2.42           n/a
0.56         136,022        0.83         0.89          0.64           n/a
0.22          48,082        0.83         0.93          0.23           n/a

0.53%       $268,407        1.08%        1.10%         1.07%          n/a
3.58         336,081        1.08         1.09          3.48           n/a
3.92         280,371        1.08         1.14          3.90           n/a
2.17         143,990        1.08         1.15          2.15           n/a
0.37         112,162        1.03         1.14          0.43           n/a
0.07         105,234        0.98         1.08          0.07           n/a

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JULY 31, 2008 (UNAUDITED)
AND THE YEARS ENDED JANUARY 31,

          NET ASSET               NET REALIZED      TOTAL    DIVIDENDS   DISTRIBUTIONS      TOTAL
            VALUE,       NET     AND UNREALIZED     FROM      FROM NET        FROM        DIVIDENDS
          BEGINNING  INVESTMENT  GAINS (LOSSES)  INVESTMENT  INVESTMENT   NET REALIZED       AND       REDEMPTION
          OF PERIOD    INCOME    ON INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS     FEES
          ---------  ----------  --------------  ----------  ----------  -------------  -------------  ----------
STRATEGIC INCOME BOND FUND
TRUST CLASS SHARES
2008**+     $15.74     $ 0.31        $(0.44)       $(0.13)     $(0.31)       $   --       $(0.31)          $--
2008+        15.09       0.64          0.65          1.29       (0.64)           --        (0.64)           --
2007+        15.12       0.62         (0.03)         0.59       (0.62)           --        (0.62)           --
2006+        15.52       0.55         (0.40)         0.15       (0.55)           --        (0.55)           --
2005+        15.86       0.51         (0.23)         0.28       (0.52)        (0.10)       (0.62)           --
2004+        15.98       0.60         (0.11)         0.49       (0.61)           --        (0.61)           --
CLASS A SHARES
2008**+     $15.71     $ 0.29        $(0.43)       $(0.14)     $(0.29)        $  --       $(0.29)          $--
2008+        15.07       0.60          0.64          1.24       (0.60)           --        (0.60)           --
2007+        15.10       0.58         (0.03)         0.55       (0.58)           --        (0.58)           --
2006+        15.50       0.52         (0.40)         0.12       (0.52)           --        (0.52)           --
2005+        15.84       0.47         (0.23)         0.24       (0.48)        (0.10)       (0.58)           --
2004+        15.96       0.56         (0.11)         0.45       (0.57)           --        (0.57)           --
CLASS C SHARES
2008**+     $15.80     $ 0.23        $(0.43)       $(0.20)     $(0.24)        $  --       $(0.24)          $--
2008+        15.15       0.49          0.65          1.14       (0.49)           --        (0.49)           --
2007+        15.14       0.47          0.01          0.48       (0.47)           --        (0.47)           --
2006+        15.54       0.40         (0.40)          --        (0.40)           --        (0.40)           --
2005+        15.88       0.36         (0.24)         0.12       (0.36)        (0.10)       (0.46)           --
2004+        16.00       0.45         (0.12)         0.33       (0.45)           --        (0.45)           --

+    Per share data calculated using average shares method.

*    Total return excludes applicable sales charges.

**   All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

  The accompanying notes are an integral part of the financial statements.

                                                    (HANCOCK HORIZON FUNDS LOGO)
                                                                   JULY 31, 2008

                                                RATIO OF
                                               EXPENSES TO     RATIO OF
NET ASSET                           RATIO OF     AVERAGE    NET INVESTMENT
 VALUE,              NET ASSETS,  EXPENSES TO  NET ASSETS       INCOME      PORTFOLIO
 END OF     TOTAL      END OF       AVERAGE    (EXCLUDING     TO AVERAGE     TURNOVER
 PERIOD    RETURN*  PERIOD (000)  NET ASSETS    WAIVERS)      NET ASSETS       RATE
---------  -------  ------------  -----------  -----------  --------------  ---------
 $15.30    (0.83)%  $91,713           0.75%       0.84%          4.01%          25%
  15.74     8.76     94,135           0.75        0.84           4.19           14
  15.09     4.00     87,835           0.75        0.89           4.12           19
  15.12     1.02     77,340           0.75        0.91           3.60           18
  15.52     1.83     67,849           0.75        0.93           3.28           45
  15.86     3.14     53,621           0.75        0.93           3.76           23

 $15.28    (0.89)%  $26,720           1.00%       1.09%          3.76%          25%
  15.71     8.43     24,436           1.00        1.09           3.94           14
  15.07     3.75     16,977           1.00        1.14           3.88           19
  15.10     0.77     12,656           1.00        1.16           3.37           18
  15.50     1.58      8,028           1.00        1.18           3.03           45
  15.84     2.89      5,824           1.00        1.18           3.50           23

 $15.36    (1.30)%  $   191           1.75%       1.84%          3.02%          25%
  15.80     7.65        119           1.75        1.84           3.19           14
  15.15     3.23        112           1.75        1.89           3.12           19
  15.14     0.01        129           1.75        1.91           2.61           18
  15.54     0.80        120           1.75        1.93           2.28           45
  15.88     2.12        112           1.75        1.93           2.79           23

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JULY 31, 2008 (UNAUDITED)
AND THE YEARS ENDED JANUARY 31,

          NET ASSET      NET      NET REALIZED      TOTAL    DIVIDENDS   DISTRIBUTIONS      TOTAL
            VALUE,   INVESTMENT  AND UNREALIZED     FROM      FROM NET        FROM        DIVIDENDS
          BEGINNING    INCOME    GAINS (LOSSES)  INVESTMENT  INVESTMENT   NET REALIZED       AND       REDEMPTION
          OF PERIOD    (LOSS)    ON INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS     FEES
          ---------  ----------  --------------  ----------  ----------  -------------  -------------  ----------
VALUE FUND
TRUST CLASS SHARES
2008**+     $23.44     $ 0.12       $(0.63)        $(0.51)     $(0.11)      $   --         $(0.11)         $--
2008+        26.12       0.25        (0.38)         (0.13)      (0.24)       (2.31)         (2.55)          --
2007+        24.37       0.26         3.32           3.58       (0.24)       (1.59)         (1.83)          --
2006+        22.51       0.28         3.58           3.86       (0.28)       (1.72)         (2.00)          --
2005+        19.20       0.14         3.81           3.95       (0.15)       (0.49)         (0.64)          --
2004+        14.60       0.16         4.60           4.76       (0.16)          --          (0.16)          --
CLASS A SHARES
2008**+     $23.36     $ 0.09       $(0.62)        $(0.53)     $(0.08)      $   --         $(0.08)         $--
2008+        26.04       0.18        (0.37)         (0.19)      (0.18)       (2.31)         (2.49)          --
2007+        24.31       0.20         3.30           3.50       (0.18)       (1.59)         (1.77)          --
2006+        22.46       0.21         3.58           3.79       (0.22)       (1.72)         (1.94)          --
2005+        19.16       0.09         3.80           3.89       (0.10)       (0.49)         (0.59)          --
2004+        14.58       0.12         4.58           4.70       (0.12)          --          (0.12)          --
CLASS C SHARES
2008**+     $22.92     $   --       $(0.60)        $(0.60)     $(0.02)      $   --         $(0.02)         $--
2008+        25.60      (0.03)       (0.33)         (0.36)      (0.01)       (2.31)         (2.32)          --
2007+        23.95       0.01         3.26           3.27       (0.03)       (1.59)         (1.62)          --
2006+        22.18       0.04         3.53           3.57       (0.08)       (1.72)         (1.80)          --
2005+        19.00      (0.06)        3.75           3.69       (0.02)       (0.49)         (0.51)          --
2004+        14.48      (0.01)        4.56           4.55       (0.03)          --          (0.03)          --

+    Per share data calculated using average shares method.

*    Total return excludes applicable sales charges.

**   All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                    (HANCOCK HORIZON FUNDS LOGO)
                                                                   JULY 31, 2008

                                                RATIO OF       RATIO OF
                                               EXPENSES TO  NET INVESTMENT
NET ASSET                           RATIO OF     AVERAGE        INCOME
 VALUE,              NET ASSETS,  EXPENSES TO  NET ASSETS       (LOSS)      PORTFOLIO
 END OF     TOTAL      END OF       AVERAGE    (EXCLUDING     TO AVERAGE     TURNOVER
 PERIOD    RETURN*  PERIOD (000)  NET ASSETS    WAIVERS)      NET ASSETS       RATE
---------  -------  ------------  -----------  -----------  --------------  ---------
 $22.82    (2.18)%     $83,632        1.03%        1.03%          1.01%         33%
  23.44    (1.31)       84,322        1.03         1.03           0.91          60
  26.12    14.83        80,965        1.08         1.08           1.02          64
  24.37    17.52        68,633        1.09         1.09           1.18          77
  22.51    20.64        58,016        1.10         1.11           0.70          65
  19.20    32.73        49,609        1.07         1.13           0.96          79

$22.75    (2.26)%     $69,846        1.28%        1.28%          0.75%         33%
  23.36    (1.54)       63,371        1.28         1.28           0.66          60
  26.04    14.52        55,007        1.33         1.33           0.77          64
  24.31    17.24        34,985        1.34         1.34           0.88          77
  22.46    20.36        19,557        1.35         1.36           0.46          65
  19.16    32.34         9,356        1.32         1.38           0.70          79

$22.30    (2.63)%     $ 5,820        2.03%        2.03%         (0.01)%        33%
  22.92    (2.19)        5,169        2.03         2.03          (0.11)         60
  25.60    13.72         1,163        2.08         2.08           0.03          64
  23.95    16.37           754        2.09         2.09           0.17          77
  22.18    19.42           535        2.10         2.11          (0.31)         65
  19.00    31.45           178        2.07         2.13          (0.08)         79

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTHS ENDED JULY 31, 2008 (UNAUDITED)
AND THE YEARS ENDED JANUARY 31,

          NET ASSET               NET REALIZED      TOTAL     DIVIDENDS  DISTRIBUTIONS      TOTAL
            VALUE,      NET      AND UNREALIZED     FROM      FROM NET       FROM         DIVIDENDS
          BEGINNING  INVESTMENT  GAINS (LOSSES)  INVESTMENT  INVESTMENT   NET REALIZED       AND       REDEMPTION
          OF PERIOD     LOSS     ON INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS     FEES
          ---------  ----------  --------------  ----------  ----------  -------------  -------------  ----------
GROWTH FUND
TRUST CLASS SHARES
2008**+     $17.31     $(0.03)       $(0.96)       $(0.99)       $--       $   --         $   --          $--
2008+        18.11      (0.05)        (0.36)        (0.41)        --        (0.39)         (0.39)          --
2007+        20.13      (0.05)         0.44          0.39         --        (2.41)         (2.41)          --
2006+        16.52      (0.08)         3.86          3.78         --        (0.17)         (0.17)          --
2005+        14.74      (0.05)         1.83          1.78         --           --             --           --
2004+        10.71      (0.09)         4.12          4.03         --           --             --           --
CLASS A SHARES
2008**+     $17.00     $(0.05)       $(0.94)       $(0.99)       $--       $   --         $   --          $--
2008+        17.83      (0.10)        (0.34)        (0.44)        --        (0.39)         (0.39)          --
2007+        19.91      (0.10)         0.43          0.33         --        (2.41)         (2.41)          --
2006+        16.38      (0.12)         3.82          3.70         --        (0.17)         (0.17)          --
2005+        14.66      (0.09)         1.81          1.72         --           --             --           --
2004+        10.67      (0.13)         4.12          3.99         --           --             --           --
CLASS C SHARES
2008**+     $16.02     $(0.10)       $(0.88)       $(0.98)       $--       $   --         $   --          $--
2008+        16.95      (0.23)        (0.31)        (0.54)        --        (0.39)         (0.39)          --
2007+        19.18      (0.23)         0.41          0.18         --        (2.41)         (2.41)          --
2006+        15.91      (0.25)         3.69          3.44         --        (0.17)         (0.17)          --
2005+        14.34      (0.19)         1.76          1.57         --           --             --           --
2004+        10.52      (0.22)         4.04          3.82         --           --             --           --

+    Per share data calculated using average shares method.

*    Total return excludes applicable sales charges.

**   All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                    (HANCOCK HORIZON FUNDS LOGO)
                                                                   JULY 31, 2008

                                                 RATIO OF
                                               EXPENSES TO     RATIO OF
NET ASSET                           RATIO OF     AVERAGE    NET INVESTMENT
  VALUE,             NET ASSETS,  EXPENSES TO   NET ASSETS       LOSS       PORTFOLIO
  END OF    TOTAL      END OF       AVERAGE     (EXCLUDING    TO AVERAGE     TURNOVER
  PERIOD   RETURN*  PERIOD (000)   NET ASSETS    WAIVERS)     NET ASSETS       RATE
---------  -------  ------------  -----------  -----------  --------------  ---------
$16.32     (5.72)%     $50,881       1.06%        1.06%         (0.30)%        48%
 17.31     (2.49)       53,028       1.06         1.06          (0.28)         60
 18.11      2.07        51,654       1.10         1.10          (0.28)         94
 20.13     22.95        47,375       1.10         1.12          (0.42)         67
 16.52     12.08        37,052       1.10         1.15          (0.33)         64
 14.74     37.63        32,387       1.10         1.18          (0.74)         73

$16.01     (5.82)%     $32,416       1.31%        1.31%         (0.54)%        48%
 17.00     (2.69)       37,852       1.31         1.31          (0.53)         60
 17.83      1.78        35,347       1.35         1.35          (0.53)         94
 19.91     22.66        28,376       1.35         1.37          (0.68)         67
 16.38     11.73        14,234       1.35         1.40          (0.57)         64
 14.66     37.39         6,350       1.35         1.43          (0.99)         73

$15.04     (6.12)%     $   498       2.06%        2.06%         (1.32)%        48%
 16.02     (3.43)          363       2.06         2.06          (1.28)         60
 16.95      1.06           458       2.10         2.10          (1.28)         94
 19.18     21.69           546       2.10         2.12          (1.42)         67
 15.91     10.95           399       2.10         2.15          (1.29)         64
 14.34     36.31           135       2.10         2.18          (1.74)         73

FINANCIAL HIGHLIGHTS (CONCLUDED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTHS ENDED JULY 31, 2008 (UNAUDITED)
AND THE YEARS ENDED JANUARY 31,

          NET ASSET               NET REALIZED      TOTAL    DISTRIBUTIONS                             NET ASSET
            VALUE,      NET      AND UNREALIZED     FROM         FROM                                    VALUE,
          BEGINNING  INVESTMENT  GAINS (LOSSES)  INVESTMENT  NET REALIZED       TOTAL      REDEMPTION    END OF
          OF PERIOD     LOSS     ON INVESTMENTS  OPERATIONS      GAINS      DISTRIBUTIONS     FEES       PERIOD
          ---------  ----------  --------------  ----------  -------------  -------------  ----------  ---------
BURKENROAD FUND
CLASS A SHARES
2008**+     $29.61     $(0.10)       $ 4.08        $ 3.98       $   --         $   --         $0.01      $33.60
2008+        31.32      (0.12)        (1.15)        (1.27)       (0.44)         (0.44)           --       29.61
2007+        29.30      (0.10)         2.12          2.02           --             --            --       31.32
2006+        24.97      (0.08)         4.41          4.33           --             --            --       29.30
2005+        20.70      (0.08)         4.35          4.27           --             --            --       24.97
2004+        14.19      (0.04)         6.55          6.51           --             --            --       20.70
CLASS D SHARES
2008**+     $29.26     $(0.14)       $ 4.03        $ 3.89       $   --         $   --         $0.01      $33.16
2008+        31.04      (0.20)        (1.14)        (1.34)       (0.44)         (0.44)           --       29.26
2007+        29.07      (0.17)         2.10          1.93           --             --          0.04       31.04
2006+        24.82      (0.14)         4.38          4.24           --             --          0.01       29.07
2005+        20.62      (0.14)         4.34          4.20           --             --            --       24.82
2004+        14.18      (0.09)         6.53          6.44           --             --            --       20.62

+    Per share data calculated using average shares method.

*    Total return excludes applicable sales charges.

**   All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                    (HANCOCK HORIZON FUNDS LOGO)
                                                                   JULY 31, 2008

                                    RATIO OF EXPENSES
                                        TO AVERAGE        RATIO OF
                         RATIO OF       NET ASSETS     NET INVESTMENT
          NET ASSETS,  EXPENSES TO      (EXCLUDING          LOSS       PORTFOLIO
 TOTAL      END OF       AVERAGE      WAIVERS AND/OR     TO AVERAGE     TURNOVER
RETURN*  PERIOD (000)  NET ASSETS    REIMBURSEMENTS)     NET ASSETS       RATE
-------  ------------  -----------  -----------------  --------------  ---------
13.48%      $22,262       1.40%           1.61%            (0.60)%        44%
(4.14)       19,579       1.40            1.62             (0.38)         42
 6.89        18,987       1.40            1.71             (0.34)         22
17.34        13,376       1.40            1.82             (0.33)         32
20.63         5,544       1.40            2.14             (0.37)         17
45.88         2,153       1.40            2.90             (0.23)         21

13.33%      $ 7,284       1.65%           1.86%            (0.86)%        44%
(4.40)        6,236       1.65            1.87             (0.63)         42
 6.78         7,148       1.65            1.96             (0.58)         22
17.12         6,151       1.65            2.07             (0.55)         32
20.37         2,739       1.65            2.39             (0.62)         17
45.42         1,239       1.65            3.15             (0.50)         21

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION:

The Advisors' Inner Circle Fund II (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company with twenty-nine funds. The financial statements included herein relate to the Trust's Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Hancock Horizon Prime Money Market Fund (the "Prime Money Market Fund"), Hancock Horizon Treasury Securities Money Market Fund (the "Treasury Securities Money Market Fund"), the Hancock Horizon Strategic Income Bond Fund (the "Strategic Income Bond Fund"), the Hancock Horizon Value Fund (the "Value Fund"), the Hancock Horizon Growth Fund (the "Growth Fund"), and the Hancock Horizon Burkenroad Fund (the "Burkenroad Fund") (each a "Fund" and collectively the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

As of September 30, 2008, Hancock Horizon Family of Funds will launch two new Funds, Hancock Horizon Diversified International Fund, which will be sub-advised by Earnest Partners and the Hancock Horizon Quantitative Long/ Short Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value

                                                    (HANCOCK HORIZON FUNDS LOGO)
                                                       JULY 31, 2008 (UNAUDITED)

Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2008, there were no fair valued securities in the Funds.

The Prime Money Market Fund and the Treasury Securities Money Market Fund value their investments using the amortized cost method, as permitted by Rule 2a-7 of the 1940 Act, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on February 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at July 31, 2008:

                      LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                   ------------   ------------   -------   ------------
Prime Money
   Market Fund     $ 28,831,490   $  8,977,937     $--     $ 37,809,427
Treasury Money
   Market Fund      291,853,957    199,461,428      --      491,315,385
Strategic Income
   Bond Fund         10,222,197    107,414,916      --      117,637,113
Value Fund          159,188,802             --      --      159,188,802
Growth Fund          83,779,437             --      --       83,779,437
Burkenroad Fund      29,138,545             --      --       29,138,545

FEDERAL INCOME TAXES - It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

On July 31, 2007, the Funds adopted FASB
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

The adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income.

REPURCHASE AGREEMENTS - The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

TBA PURCHASE COMMITMENTS - The Funds may engage in "to be announced" ("TBA") purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

EXPENSES - Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

CLASSES OF SHARES - Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income, if any, are declared daily and paid monthly for the Prime Money Market Fund and the Treasury Securities Money Market Fund, declared and paid monthly for the Strategic Income Bond Fund, declared and paid quarterly for the Value Fund and declared and paid annually for the Growth Fund and the Burkenroad Fund. Any net realized gains on sales of securities, if any, are distributed to shareholders at least annually.

OTHER - The Class C Shares of the Strategic Income Bond Fund, Value Fund and Growth Fund retain a redemption fee of 1.00% on redemptions of shares sold within one year of their purchase date. For the six months ended July 31, 2008, Class C shares of the Strategic Income Fund, Value Fund and Growth Fund charged fees of $0, $16, $0, respectively. For the year ended January 31, 2008, Class C shares of the Strategic Income Fund, Value Fund and Growth Fund charged fees of $0, $43 and $13, respectively. The Class A and Class D shares of the Burkenroad Fund charge a redemption fee of 1.00% on redemptions of shares sold within one year of their purchase date. For the six months ended July 31, 2008, Class A and Class D shares of the Burkenroad Fund charged fees of $6,912 and $92, respectively. For the year ended January 31, 2008, Class A and Class D shares of the Burkenroad Fund charged fees of $3,695 and $280, respectively. Fees collected are retained by the Funds for the benefit of the remaining shareholders and are included in capital shares transactions in the Statements of Changes in Net Assets.

                                                    (Hancock Horizon Funds LOGO)
                                                       JULY 31, 2008 (UNAUDITED)

3.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

ADVISORY AGREEMENT

Horizon Advisers (the "Adviser"), an unincorporated division of Hancock Bank, serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (as amended and restated May 21, 2001) (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.20% of the average daily net assets of the Prime Money Market Fund, 0.40% of the average daily net assets of the Treasury Securities Money Market Fund, 0.60% of the average daily net assets of the Strategic Income Bond Fund, 0.80% of the average daily net assets of the Value and the Growth Funds and 0.95% of the average daily net assets of the Burkenroad Fund. The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed the following:

                                             TREASURY
                                 PRIME       SECURITIES     STRATEGIC
                             MONEY MARKET   MONEY MARKET     INCOME
                                 FUND*          FUND*      BOND FUND*
                             ------------   ------------   ----------
Trust Class Shares                n/a           0.58%          0.75%
Institutional Class Shares       0.23%           n/a            n/a
Institutional Sweep
   Class Shares                   n/a           0.83            n/a
Class A Shares                    n/a           1.08           1.00
Class C Shares                    n/a            n/a           1.75

                                VALUE          GROWTH      BURKENROAD
                                FUND**         FUND**         FUND*
                             ------------   ------------   ----------
Trust Class Shares               1.10%          1.10%           n/a
Class A Shares                   1.35           1.35           1.40%
Class C Shares                   2.10           2.10            n/a
Class D Shares                    n/a            n/a           1.65

"n/a" designates that the Fund does not offer this class.

* The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2009.

** The Adviser has voluntarily agreed to waive fees and reimburse expenses. This may discontinue at any time.

ADMINISTRATION AGREEMENT

SEI Investments Global Funds Services is the "Administrator" of the Trust. SEI Investments Management Corporation ("SEI Investments"), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.

The Funds and the Administrator have entered into an Administration Agreement. The Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Funds) of: 0.125% up to $350 million, 0.10% on the next $400 million and 0.08% on the net assets over $750 million, subject to certain minimum fee levels.

The Administrator has voluntarily agreed to limit its fee charged to the Prime Money Market Fund to 0.06% of the Fund's daily net assets. The Administrator intends to continue its voluntary waiver, but may discontinue it at any time without notice.

TRANSFER AGENT AND CUSTODIAN AGREEMENT

Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class on the first ten classes and $17,500 per class on the remaining classes.

Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee from the Funds' assets of 0.03% of each Fund's average daily net assets, subject to a minimum of $250 per month.

DISTRIBUTION AGREEMENT

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.

The following table summarizes the agreement.

                                              TREASURY
                                 PRIME       SECURITIES    STRATEGIC
                             MONEY MARKET   MONEY MARKET     INCOME
                                 FUND           FUND       BOND FUND
                             ------------   ------------   ---------
Trust Class Shares                n/a             --           --
Institutional Class Shares         --            n/a          n/a
Institutional Sweep
   Class Shares                   n/a             --          n/a
Class A Shares                    n/a           0.25%          --
Class C Shares                    n/a            n/a         0.75%

                                 VALUE         GROWTH      BURKENROAD
                                 FUND           FUND          FUND
                                 -----         ------      ----------
Trust Class Shares                 --             --          n/a
Class A Shares                     --             --           --
Class C Shares                   0.75%          0.75%         n/a
Class D Shares                    n/a            n/a         0.25%

"--" designates that no fees are charged to this class.

"n/a" designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from the Funds' assets, applicable to that class of shares. During the six months ended July 31, 2008, Hancock Investment Securities, Inc. received distribution fees in the amount of $282,571, $4, $6, $4 and $4,094 for the Treasury Securities Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively.

The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

The following table summarizes the agreement.

                                              TREASURY
                                 PRIME       SECURITIES    STRATEGIC
                             MONEY MARKET   MONEY MARKET     INCOME
                                 FUND           FUND       BOND FUND
                             ------------   ------------   ---------
Trust Class Shares                n/a             --           --
Institutional Class Shares         --            n/a          n/a
Institutional Sweep
   Class Shares                   n/a           0.25%         n/a
Class A Shares                    n/a           0.25         0.25%
Class C Shares                    n/a            n/a         0.25

                                 VALUE         GROWTH      BURKENROAD
                                 FUND           FUND          FUND
                                 -----         ------      ----------
Trust Class Shares                 --             --          n/a
Class A Shares                   0.25%          0.25%        0.25%
Class C Shares                   0.25           0.25          n/a
Class D Shares                    n/a            n/a         0.25

"--" designates that no fees are charged to this class.

"n/a" designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds' assets, applicable to that class of shares. During the six months ended July 31, 2008, Hancock Investment Securities, Inc. received shareholder servicing fees in the amount of $392,467, $14,196, $16,423, $11,573 and $8,755 for the Treasury Securities Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively.

INVESTMENT IN AFFILIATED COMPANIES

The Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund may invest in the Prime Money Market Fund for cash management purposes. To the extent the Funds invest in the Prime Money Market Fund, they will indirectly bear a pro rata portion of the Prime Money Market Fund's portfolio management fees and other Fund operating expenses.

OTHER

Certain officers and a trustee of the Trust are also officers of the Administrator and/or the Distributor. Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

                                                    (HANCOCK HORIZON FUNDS LOGO)
                                                       JULY 31, 2008 (UNAUDITED)

4.   SHARE TRANSACTIONS:

Shares issued, reinvested and redeemed for the Funds were as follows (000):

                                               PRIME          TREASURY SECURITIES    STRATEGIC INCOME
                                         MONEY MARKET FUND     MONEY MARKET FUND         BOND FUND
                                        ------------------   --------------------   ------------------
                                        02/01/08  02/01/07    02/01/08   02/01/07   02/01/08  02/01/07
                                           TO        TO          TO         TO         TO        TO
                                        07/31/08  01/31/08    07/31/08   01/31/08   07/31/08  01/31/08
                                        --------  --------   ---------  ---------   --------  --------
Trust Class Shares:
   Shares issued                            n/a       n/a     208,911    452,779       394      1,120
   Shares reinvested                        n/a       n/a          54        192        22         46
   Shares redeemed                          n/a       n/a    (235,721)  (468,353)     (404)    (1,005)
                                        -------   -------    --------   --------      ----     ------
Total Trust Class Shares Transactions       n/a       n/a     (26,756)   (15,382)       12        161
                                        -------   -------    --------   --------      ----     ------
Institutional Class Shares:
   Shares issued                         48,982    67,029         n/a        n/a       n/a        n/a
   Shares reinvested                         --        --         n/a        n/a       n/a        n/a
   Shares redeemed                      (58,480)  (54,679)        n/a        n/a       n/a        n/a
                                        -------   -------    --------   --------      ----     ------
Total Institutional Class
   Shares Transactions                   (9,498)   12,350         n/a        n/a       n/a        n/a
                                        -------   -------    --------   --------      ----     ------
Institutional Sweep Class Shares:
   Shares issued                            n/a       n/a     293,045    857,060       n/a        n/a
   Shares reinvested                        n/a       n/a          31        225       n/a        n/a
   Shares redeemed                          n/a       n/a    (295,999)  (904,565)      n/a        n/a
                                        -------   -------    --------   --------      ----     ------
Total Institutional Sweep Class
   Shares Transactions                      n/a       n/a      (2,923)   (47,280)      n/a        n/a
                                        -------   -------    --------   --------      ----     ------
Class A Shares:
   Shares issued                            n/a       n/a     380,084    875,824       401        762
   Shares reinvested                        n/a       n/a         268      1,287        31         53
   Shares redeemed                          n/a       n/a    (448,027)  (821,400)     (238)      (387)
                                        -------   -------    --------   --------      ----     ------
Total Class A Shares Transactions           n/a       n/a     (67,675)    55,711       194        428
                                        -------   -------    --------   --------      ----     ------
Class C Shares:
   Shares issued                            n/a       n/a         n/a        n/a         6          1
   Shares reinvested                        n/a       n/a         n/a        n/a        --         --
   Shares redeemed                          n/a       n/a         n/a        n/a        (2)        --
                                        -------   -------    --------   --------      ----     ------
Total Class C Shares Transactions           n/a       n/a         n/a        n/a         4          1
                                        -------   -------    --------   --------      ----     ------
Net Change in Capital Shares             (9,498)   12,350     (97,354)    (6,951)      210        590
                                        =======   =======    ========   ========      ====     ======

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are either 0 or have been rounded to 0.

Shares issued, reinvested and redeemed for the Funds were as follows (000):

                                            VALUE FUND           GROWTH FUND        BURKENROAD FUND
                                        ------------------   ------------------   ------------------
                                        02/01/08  02/01/07   02/01/08  02/01/07   02/01/08  02/01/07
                                           TO        TO         TO        TO         TO        TO
                                        07/31/08  01/31/08   07/31/08  01/31/08   07/31/08  01/31/08
                                        --------  --------   --------  --------   --------  --------
Trust Class Shares:
   Shares issued                           290      1,723      250      1,609        n/a       n/a
   Shares reinvested                         5        300       --         59        n/a       n/a
   Shares redeemed                        (229)    (1,525)    (197)    (1,456)       n/a       n/a
                                          ----     ------     ----     ------       ----      ----
Total Trust Class Shares Transactions       66        498       53        212        n/a       n/a
                                          ----     ------     ----     ------       ----      ----
Class A Shares:
   Shares issued                           672        944      232        645        117       187
   Shares reinvested                        10        226       --         45         --         8
   Shares redeemed                        (324)      (570)    (434)      (445)      (115)     (140)
                                          ----     ------     ----     ------       ----      ----
Total Class A Shares Transactions          358        600     (202)       245          2        55
                                          ----     ------     ----     ------       ----      ----
Class C Shares:
   Shares issued                            53        196       11          4        n/a       n/a
   Shares reinvested                        --          8       --          1        n/a       n/a
   Shares redeemed                         (17)       (24)      (1)        (9)       n/a       n/a
                                          ----     ------     ----     ------       ----      ----
Total Class C Shares Transactions           36        180       10         (4)       n/a       n/a
                                          ----     ------     ----     ------       ----      ----
Class D Shares:
   Shares issued                           n/a        n/a      n/a        n/a         23        18
   Shares reinvested                       n/a        n/a      n/a        n/a         --         3
   Shares redeemed                         n/a        n/a      n/a        n/a        (16)      (38)
                                          ----     ------     ----     ------       ----      ----
Total Class D Shares Transactions          n/a        n/a      n/a        n/a          7       (17)
                                          ----     ------     ----     ------       ----      ----
Net Change in Capital Shares               460      1,278     (139)       453          9        38
                                          ====     ======     ====     ======       ====      ====

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are either 0 or have been rounded to 0.

 5.   INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended July 31, 2008 were as follows:

                                     STRATEGIC
                                       INCOME     VALUE     GROWTH   BURKENROAD
                                     BOND FUND     FUND      FUND       FUND
                                       (000)      (000)     (000)       (000)
                                     ---------   -------   -------   ----------
Cost of Security Purchases
   U.S. Government Securities         $12,072    $    --   $    --     $    --
   Other                               17,264     61,752    42,392      11,825
Proceeds from Sales and Maturities
   U.S. Government Securities         $20,396    $    --   $    --     $    --
   Other                                7,741     50,721    41,519      13,172

                                                    (Hancock Horizon Funds LOGO)
                                                       JULY 31, 2008 (UNAUDITED)

6.   FEDERAL TAX INFORMATION:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended January 31, 2008 and January 31, 2007 was as follows (000):

                                         ORDINARY INCOME   LONG-TERM CAPITAL GAIN        TOTALS
                                          2008    2007          2008     2007        2008     2007
                                        -------  -------      -------  -------      -------  -------
Prime Money Market Fund                 $ 2,090  $ 1,525      $    --  $    --      $ 2,090  $ 1,525
Treasury Securities Money Market Fund    20,828   17,109           --       --       20,828   17,109
Strategic Income Bond Fund                4,607    3,971           --       --        4,607    3,971
Value Fund                                1,232    1,026       13,422    7,719       14,654    8,745
Growth Fund                                 106       --        1,895   10,165        2,001   10,165
Burkenroad Fund                              --       --          385       --          385       --

Amounts designated as "--" are either $0 or have been rounded to $0.

As of January 31, 2008, the estimated components of distributable earnings on a tax basis were as follows (000):

                                        STRATEGIC
                                          INCOME    VALUE    GROWTH  BURKENROAD
                                        BOND FUND    FUND     FUND      FUND
                                        ---------  -------  -------  ----------
Undistributed ordinary income             $   --   $    --  $    --    $   --
Undistributed long-term capital gain          --        --       --        --
Unrealized appreciation (depreciation)     3,296    19,816   10,523     4,147
Other temporary differences                   50       111      645       257
                                          ------   -------  -------    ------
Total distributable earnings              $3,346   $19,927  $11,168    $4,404
                                          ======   =======  =======    ======

Other temporary differences reflect income, capital gains/(losses) and distributions from the most recent tax measurement period through April 30, 2008.

Each of the Funds has a tax year that ends April 30th. The Funds have not yet filed their tax returns as of April 30, 2008.

The Prime Money Market Fund and Treasury Securities Money Market Fund had no distributable earnings as of January 31, 2008.

Amounts designated as "--" are either $0 or have been rounded to $0.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended January 31, 2008, the Strategic Income Bond Fund and the Burkenroad Fund utilized capital loss carryforwards of $174,600 and $295,282, respectively, to offset realized capital gains.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at July 31, 2008 were as follows:

                                                AGGREGATE     AGGREGATE
                                                 GROSS         GROSS      NET UNREALIZED
                                               UNREALIZED    UNREALIZED   APPRECIATION /
                            FEDERAL TAX COST  APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                 (000)           (000)         (000)          (000)
                            ----------------  ------------  ------------  --------------
Strategic Income Bond Fund     $117,985         $ 1,229        $(1,577)       $  (348)
Value Fund                      145,533          23,558         (9,903)        13,655
Growth Fund                      76,517          11,817         (4,554)         7,263
Burkenroad Fund                  24,606           5,718         (1,186)         4,532

For Federal income tax purposes, the book cost of securities owned at July 31, 2008 for the Prime Money Market Fund and Treasury Securities Money Market Fund was equal to tax cost.

7.   OTHER

On July 31, 2008, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

                                                   NUMBER OF    % OF OUTSTANDING
                                                 SHAREHOLDERS        SHARES
                                                 ------------   ----------------
Prime Money Market Fund, Institutional Class            1             100%
Treasury Securities Money Market Fund,
   Trust Class                                          1              94
Treasury Securities Money Market Fund,
   Institutional Sweep Class                            1              94
Treasury Securities Money Market Fund, Class A          2              96
Strategic Income Bond Fund, Trust Class                 2             100
Strategic Income Bond Fund, Class A                     1              42
Strategic Income Bond Fund, Class C                     4              65
Value Fund, Trust Class                                 2              92
Value Fund, Class A                                     1              18
Value Fund, Class C                                     2              37
Growth Fund, Trust Class                                2             100
Growth Fund, Class A                                    1              27
Growth Fund, Class C                                    2              42
Burkenroad Fund, Class A                                1              18
Burkenroad Fund, Class D                                2              22

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

8.   INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on the Trust's experience, the risk of loss from such claims is considered remote.

                                                    (HANCOCK HORIZON FUNDS LOGO)
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS             JULY 31, 2008 (UNAUDITED)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 13-14, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser and reviewed the Adviser's personnel and growth in assets under management. The representative also discussed the Adviser's soft dollar practices in relation to best execution and described the types of research the Adviser obtains. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds. The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. The Adviser's representative noted that, as a division of Hancock Bank, the Adviser was able to leverage the broad in-house resources of Hancock Bank, which were beneficial in its management of the Funds and the administration of its compliance program with respect to the Funds. Based on the

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (CONCLUDED)

factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each of the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared the Funds' performance to their respective benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of each Fund over the past year, focusing on its investment approach and general economic factors. The Board concluded that the performance of each of the Value Fund, the Burkenroad Fund, the Strategic Income Bond Fund, the Prime Money Market Fund and the Treasury Securities Money Market Fund was reasonable and was satisfied with the investment results that the Adviser had been able to achieve for the Funds. With respect to the Growth Fund, the Board concluded that, although the Fund underperformed its benchmark over various periods of time, the Fund's long-term performance was favorable and the Board was overall satisfied with the performance that the Adviser had achieved for the Fund, and in doing so considered the Adviser's planned efforts to promptly address the recent lagging performance of the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by each Fund to the Adviser, and the fee waivers that the Adviser had made over the period. The Trustees also reviewed the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Funds, and concluded that such profit was not excessive. In so doing, the Trustees also considered compensation paid by the Funds to affiliates of the Adviser for other services to the Funds, such as transfer agency services. The Trustees also reviewed reports comparing the expense ratios and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees appeared reasonable in light of the services rendered and were the result of arm's length negotiations. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

NOTES

NOTES

                               WALL STREET SAVVY,
                               MAIN STREET TOUCH.

                               Investment Adviser
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)
                                One Hancock Plaza
                                  P.O. Box 4019
                               Gulfport, MS 39502

                                   Distributor
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                  Administrator
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                  Legal Counsel
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                  Independent Registered Public Accounting Firm
                                Ernst & Young LLP
                               Two Commerce Square
                               2001 Market Street,
                                   Suite 4000
                             Philadelphia, PA 19103

                        THIS MATERIAL MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.

                           THE HANCOCK HORIZON FUNDS:
                           - NOT FDIC INSURED
                           - NO BANK GUARANTEE
                           - MAY LOSE VALUE

                          (HANCOCK HORIZON FUNDS LOGO)
                              Hancock Horizon Funds

                    FOR MORE INFORMATION CALL 1.888.346.6300
                          www.hancockhorizonfunds.com

HHF-SA-001-0100

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund II


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------------
                                             Philip T. Masterson, President

Date:  October 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------------
                                             Philip T. Masterson, President

Date:  October 7, 2008


By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------------------
                                             Michael Lawson
                                             Controller & CFO


Date:  October 7, 2008